Limited Maturity California, Connecticut, Florida, Massachusetts, Michigan, New Jersey, New York, Ohio and Pennsylvania Municipals Funds:

[LOGO]

Semi-Annual Shareholder Report
September 30, 1996




California Limited Maturity Municipals Portfolio
Portfolio of Investments - September 30, 1996 (Unaudited)

Tax-Exempt Investments - 100%

Ratings (Unaudited)
-------------------------   Principal
                               Amount
               Standard          (000
Moody's        & Poor's      Omitted)   Security                                                 Value
------------------------------------------------------------------------------------------------------
                                        Cogeneration - 3.0%
NR             BBB-            $1,500   Central Valley Finance
                                        Authority, Carson Ice
                                        Project, 5.20%, 7/1/99                              $1,510,155
                                                                                        --------------
                                        Education - 7.4%
Aaa            AAA             $1,500   California Educational
                                        Facilities Authority, Stanford
                                        University, 5.90%, 11/1/03                          $2,112,820
Aaa            AAA              2,000   California Educational
                                        Facilities Authority,
                                        California Institute of
                                        Technology, 6.375%, 1/1/08                           1,586,250
                                                                                        --------------
                                                                                            $3,699,070
                                                                                        --------------
                                        Escrowed/Prerefunded - 21.8%
A1             AA-             $2,400   California Health Facilities,
                                        Sisters of Providence,
                                        Prerefunded to 10/1/00,
                                        7.50%, 10/1/10                                      $2,700,720
Aaa            AAA              1,000   California State Public
                                        Works Board, Department
                                        of Corrections, Prerefunded
                                        to 9/1/01, 6.50%, 9/1/19                             1,103,270
Aa             AA               1,500   Los Angeles Department of
                                        Airports, Prerefunded to
                                        5/1/97, 7.40%, 5/1/10                                1,562,070
Aaa            AAA              1,925   Moulton Niguel, California,
                                        Water District, (AMBAC),
                                        Prerefunded to 4/1/00,
                                        7.30%, 4/1/12                                        2,137,058
NR             AAA              3,000   San Bernadino, California,
                                        Certificates of Participation,
                                        Prerefunded to 8/1/01,
                                        7.00%, 8/1/28 (2)                                    3,370,350
                                                                                        --------------
                                                                                           $10,873,468
                                                                                        --------------
                                        Electric Utility - 6.3%
A2             A+              $1,000   California Pollution
                                        Control Financing
                                        Authority, Southern
                                        California Edison
                                        Company, Series D,
                                        6.85%, 12/1/08                                      $1,074,590
A2             A                2,000   California Pollution
                                        Control Financing
                                        Authority, San Diego Gas
                                        & Electric, 5.90%, 6/1/14                            2,059,740
                                                                                        --------------
                                                                                            $3,134,330
                                                                                        --------------

                                        General Obligations - 3.7%
Aa             AA-             $1,000   Palos Verdes CA, Library
                                        District, 6.70%, 8/1/11                             $1,061,690
Baa1           A                  750   Commonwealth of
                                        Puerto Rico, 6.35%, 7/1/10                             794,610
                                                                                        --------------
                                                                                            $1,856,300
                                                                                        --------------
                                        Housing - 2.1%
Aa             A+              $1,000   Department of  Veterans
                                        Affairs of the State of
                                        California, Home Purchase
                                        Revenue Bonds, (AMT),
                                        7.50%, 8/1/98                                       $1,035,180
                                                                                        --------------
                                        Insured Electric Utility - 5.2%
Aaa            AAA             $1,500   Sacramento Municipal
                                        Utility District, (AMBAC),
                                        5.60%, 8/15/16                                      $1,489,230
Aaa            AAA              1,000   Sacramento Municipal
                                        Utility District, (MBIA),
                                        6.20%, 8/15/05                                       1,077,380
                                                                                        --------------
                                                                                            $2,566,610
                                                                                        --------------
                                        Insured General Obligation - 4.0%
Aaa            AAA             $2,000   Mt. Diablo, CA School
                                        District (AMBAC),
                                        5.70%, 8/1/14                                       $1,997,600
                                                                                        --------------
                                        Insured Hospital Revenue - 18.5%
Aaa            AAA             $1,750   ABAG Finance Authority,
                                        Certificates of Participation,
                                        Stanford University Hospital,
                                        (MBIA), 4.90%, 11/1/03                              $1,743,718
Aaa            AAA              1,000   ABAG Finance Authority,
                                        Certificates of Participation,
                                        Stanford University Hospital,
                                        (MBIA), 5.125%, 11/1/05                                997,440
Aaa            AAA              3,750   Loma Linda, CA, Hospital
                                        Revenue, (MBIA),
                                        5.00%, 12/1/13                                       3,480,225
Aaa            AAA              3,250   California Health Facilities
                                        Financing Authority,
                                        (Catholic Health West),
                                        (AMBAC), 5.00%, 7/1/14                               3,028,707
                                                                                        --------------
                                                                                            $9,250,090
                                                                                        --------------

                                        Insured Lease Revenue/
                                        Certificates of Participation - 5.2%
Aaa            AAA             $1,355   California State Public
                                        Works Board - Department
                                        of Corrections, (AMBAC),
                                        5.25%, 12/1/13                                      $1,301,572
Aaa            AAA              1,250   Merced County, California,
                                        CSAC Lease Finance
                                        Program, Certificates of
                                        Participation, (FSA),
                                        5.60%, 10/1/01                                       1,301,812
                                                                                        --------------
                                                                                            $2,603,384
                                                                                        --------------
                                        Insured Special
                                        Tax Revenue - 2.5%
Aaa            AAA             $1,250   Los Angeles Metropolitan
                                        Transportation Authority
                                        Sales Tax, (AMBAC),
                                        5.70%, 7/1/12                                       $1,253,850
                                                                                        --------------
                                        Insured Transportation - 3.8%
Aaa            AAA             $1,905   Los Angeles Department of
                                        Airports, (Los Angeles
                                        International Airport),
                                        (FGIC), (AMT),
                                        5.625%, 5/15/12                                     $1,878,597
                                                                                        --------------
                                        Lease Revenue/
                                        Certificate of Participation - 2.0%
A              A               $1,920   San Bernadino Joint Power
                                        Finance Authority Lease
                                        Revenue Bonds,
                                        5.40%, 12/1/08                                        $976,420
                                                                                        --------------
                                        Nursing Homes - 4.0%
NR             A+              $2,000   California Statewide
                                        Communities Development
                                        Corporation, (Pacific
                                        Homes), 5.90%, 4/1/09                               $2,003,940
                                                                                        --------------
                                        Special Tax Revenue - 4.1%
Aa             AA              $2,000   Orange County Local
                                        Transportation Authority,
                                        Sales Tax Revenue Bonds,
                                        5.70%, 2/15/03                                      $2,070,981
                                                                                        --------------
                                        Transportation - 2.1%
A1             NR              $1,000   Contra Costa, California,
                                        Transportation Authority,
                                        6.40%, 3/1/01                                       $1,073,130
                                                                                        --------------
                                        Water & Sewer Revenue - 4.3%
A1             A               $2,000   The City of Los Angeles
                                        Wastewater System,
                                        6.90%, 6/1/08 (1)                                   $2,154,480
                                                                                        --------------
                                        Total Tax-Exempt
                                        Investments (identified
                                        cost, $48,626,770)                                 $49,937,585
                                                                                        ==============

(1) Security has been segregated to cover margin requirements on open financial futures contracts.

The Portfolio invests primarily in debt securities issued by California municipalities.
The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1996,
39.2% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution range from 2.6% to 22.4% of total investments.

See notes to financial statements





Connecticut Limited Maturity Municipals Portfolio
Portfolio of Investments - September 30, 1996 (Unaudited)

Tax-Exempt Investments - 100%

Ratings (Unaudited)
-------------------------   Principal
                               Amount
               Standard          (000
Moody's        & Poor's      Omitted)   Security                                                 Value
------------------------------------------------------------------------------------------------------
                                        Education - 11.1%
NR             BBB-              $500   State of Connecticut
                                        HEFA, Quinnipiac College,
                                        6.00%, 7/1/13                                         $478,580
NR             BBB-               285   State of Connecticut
                                        HEFA, University of
                                        New Haven, 6.00% 7/1/06                                283,723
Baa1           BBB+               750   State of Connecticut
                                        HEFA, Fairfield University,
                                        6.90%, 7/1/14 (1)                                      782,438
                                                                                        --------------
                                                                                            $1,544,741
                                                                                        --------------
                                        Electric Revenue - 3.9%
Baa1           A-                $500   Puerto Rico Electric
                                        Power Authority,
                                        7.125%, 7/1/14                                        $535,690
                                                                                        --------------
                                        Escrowed/Prerefunded - 4.0%
Aaa            AAA               $500   South Central Connecticut
                                        Regional Water Authority,
                                        (AMBAC), Prerefunded to
                                        8/1/01, 6.50%, 8/1/07                                 $548,695
                                                                                        --------------
                                        General Obligations - 14.0%
Aa             AA                $500   Brandford, Connecticut,
                                        5.40%, 2/15/14                                        $491,125
Aa             AA-                400   State of Connecticut,
                                        5.125%, 8/15/11                                        382,912
Aa             NR                 190   Norwich, Connecticut,
                                        5.00%, 8/1/14                                          180,104
Aa             NR                 190   Norwich, Connecticut,
                                        5.00%, 8/1/15                                          178,718
Baa1           A-                 500   Puerto Rico Aqueduct &
                                        Sewer Authority,
                                        5.00%, 7/1/19                                          451,525
Baa1           A-                 250   Puerto Rico Municipal
                                        Finance Agency,
                                        5.875%, 7/1/06                                         256,297
                                                                                        --------------
                                                                                            $1,940,681
                                                                                        --------------
                                        Hospital Revenue - 4.6%
NR             BBB-              $600   Connecticut Health and
                                        Educational Facilities
                                        Authority, New
                                        Britain Hospital,
                                        7.50%, 7/1/06                                         $639,576
                                                                                        --------------

                                        Housing - 7.1%
Aa             AA                $200   Connecticut Housing
                                        Finance Authority,
                                        6.95%, 11/15/01                                       $209,320
Aa             AA                 750   Connecticut Housing
                                        Finance Authority,
                                        6.90%, 11/15/99                                        773,790
                                                                                        --------------
                                                                                              $983,110
                                                                                        --------------
                                        Industrial Development
                                        Revenue - 6.4%
A2             NR                $625   Connecticut Development
                                        Authority - Frito Lay
                                        Project, 6.375%,
                                        7/1/04                                                $637,144
Baa3           BB+                250   Puerto Rico Port
                                        Authority, (American
                                        Airlines), 6.25%, 6/1/26                               252,862
                                                                                        --------------
                                                                                              $890,006
                                                                                        --------------
                                        Insured Education - 3.3%
Aaa            AAA               $500   University of Connecticut,
                                        (FGIC), 5.00%, 2/1/16 (1)                             $460,925
                                                                                        --------------
                                        Insured General Obligations - 11.4%
Aaa            AAA               $500   Bridgeport, Connecticut,
                                        (AMBAC), 6.00%, 9/1/06                                $533,040
Aaa            AAA                250   Hartford, Connecticut,
                                        (FGIC), 5.40%, 10/1/09                                 249,535
Aaa            AAA                315   New Haven, Connecticut,
                                        (FGIC), 5.25%, 8/1/06                                  317,621
Aaa            AAA                500   Old Saybrook, Connecticut,
                                        (AMBAC), 4.10%, 8/15/01                                485,575
                                                                                        --------------
                                                                                            $1,585,771
                                                                                        --------------
                                        Insured Hospitals - 13.7%
Aaa            AAA               $150   Connecticut HEFA,
                                        Greenwich Hospital Issue,
                                        (MBIA), 5.75% 7/1/06                                  $155,881
Aaa            AAA                500   Connecticut HEFA,
                                        Waterbury Hospital Issue,
                                        (FSA), 7.00% 7/1/20                                    537,575
Aaa            AAA                250   Connecticut HEFA,
                                        Stamford Hospital Issue,
                                        (MBIA), 6.50%, 7/1/06                                  267,620
Aaa            AAA                470   Connecticut HEFA,
                                        St. Raphael Hospital Issue,
                                        (AMBAC), 6.50%, 7/1/06                                 464,224
Aaa            AAA                500   Connecticut HEFA,
                                        Veteran Memorial
                                        Hospital Issue, (MBIA),
                                        5.375%, 7/1/16                                         479,695
                                                                                        --------------
                                                                                            $1,904,995
                                                                                        --------------
                                        Insured Miscellaneous - 3.9%
Aaa            AAA               $500   Woodstock, Connecticut
                                        Special Obligation Bonds,
                                        (AMBAC), 7.00%, 3/1/07                                $545,135
                                                                                        --------------
                                        Insured Transportation - 6.3%
Aaa            AAA               $750   Connecticut State Airport
                                        Bonds, Bradley International
                                        Airport, (FGIC),
                                        7.40%, 10/1/04                                        $873,330
                                                                                        --------------
                                        Insured Utility - 3.8%
Aaa            AAA               $500   Connecticut Municipal
                                        Electric Authority,
                                        (MBIA), 6.00%, 1/1/07                                 $528,560
                                                                                        --------------
                                        Miscellaneous - 3.1%
Aa             AA-               $410   Connecticut State
                                        Development Authority,
                                        5.85%, 11/15/07                                       $428,434
                                                                                        --------------
                                        Water & Sewer Revenue - 3.4%
Aaa            AA+               $500   Connecticut State Clean
                                        Water Revenue,
                                        4.875%, 5/1/09                                        $472,306
                                                                                        --------------
                                        Total Tax-Exempt
                                        Investments (identified
                                        cost, $13,652,704)                                 $13,881,955
                                                                                        ==============


(1) Security has been segregated to cover margin requirements on open financial futures contracts.

The Portfolio invests primarily in debt securities issued by Connecticut municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1996, 42.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution range from 3.9% to 18.6% of total investments.

See notes to financial statements






Florida Limited Maturity Municipals Portfolio
Portfolio of Investments - September 30, 1996 (Unaudited)

Tax-Exempt Investments - 100%

Ratings (Unaudited)
-------------------------   Principal
                               Amount
               Standard          (000
Moody's        & Poor's      Omitted)   Security                                                 Value
------------------------------------------------------------------------------------------------------
                                        Escrowed - 21.3%
Aaa            AAA             $1,015   Dade County, FL,
                                        Educational Facilities
                                        Authority,(MBIA),
                                        Prerefunded to
                                        10/1/01, 7.00%, 10/1/08                             $1,138,769
Aaa            AAA              1,500   Dade County, FL, Local
                                        School District, (FGIC),
                                        Prerefunded to
                                        8/1/01, 6.00%, 8/1/06                                1,593,210
Aaa            AAA              1,000   Dunnedin, Florida,
                                        Hospital, Mease Health
                                        Care, (MBIA), Prerefunded
                                        to 11/15/01, 6.75%,
                                        11/15/21                                             1,112,810
Aa             AAA              1,500   Florida Board of
                                        Education Capital Outlay,
                                        Prerefunded to 6/1/01
                                        6.75%, 6/1/12                                        1,645,920
Aaa            AAA              1,500   Florida Department of
                                        Natural Resources,
                                        Preservation 2000,
                                        (MBIA), Prerefunded to
                                        7/1/98,7.25%, 7/1/08                                 1,607,895
Aaa            AAA              4,485   Jacksonville Electric
                                        Authority, Bulk Power
                                        Supply System, Prerefunded
                                        to 10/1/00, 6.75%, 10/1/16                           4,906,500
Aaa            AAA              3,250   Orlando Utility
                                        Community Water &
                                        Electric, Prerefunded to
                                        10/1/01, 6.50%, 10/1/20                              3,574,513
Aaa            AAA              2,000   Palm Bay, FL, Utility,
                                        Palm Bay Utility
                                        Corporation, (MBIA)
                                        Prerefunded to 10/1/02,
                                        6.20%, 10/1/17                                       2,185,400
Aaa            AAA              2,805   Palm Beach County
                                        Criminal Justice Facilities,
                                        (FGIC), Prerefunded to
                                        6/1/00, 7.00%, 6/1/01                                3,086,706
Baa1           AAA              1,750   Puerto Rico Aqueduct &
                                        Sewer Authority,
                                        Prerefunded to 7/1/98,
                                        7.875%, 7/1/17                                       1,895,652
                                                                                        --------------
                                                                                           $22,747,375
                                                                                        --------------

                                        General Obligations - 18.1%
Aa             AA              $4,000   Florida State Board of
                                        Education, 5.00%, 6/1/14                            $3,762,600
Aa             AA               3,000   Florida State Board of
                                        Education, 5.00%, 6/1/09                             2,896,080
Aa             AA               1,500   Florida State Board of
                                        Education, 5.125%, 6/1/18                            1,396,875
Aa             AA               4,000   Florida State Board of
                                        Education, 5.50%, 6/1/11                             4,022,040
Baa1           A                1,000   Puerto Rico Public
                                        Building Authority,
                                        6.50%, 7/1/03                                        1,086,670
Baa1           A-               2,000   Puerto Rico Municipal
                                        Finance Agency,
                                        5.50%, 7/1/01                                        2,048,380
Baa1           A-               2,500   Puerto Rico Municipal
                                        Finance Agency,
                                        5.875%, 7/1/05                                        2,578,875
NR             NR               1,500   Virgin Islands Public
                                        Finance Authority,
                                        6.80%, 10/1/00                                       1,587,210
                                                                                        --------------
                                                                                           $19,378,730
                                                                                        --------------
                                        Hospitals - 2.3%
NR             BBB               $515   Escambia County Health
                                        Facilities Authority,
                                        (Baptist Hospital Inc., and
                                        Baptist Manor Inc.),
                                        6.00%, 10/1/97                                        $519,486
NR             BBB                545   Escambia County Health
                                        Facilities Authority, (Baptist
                                        Hospital Inc., and Baptist
                                        Manor Inc.) 6.25%, 10/1/98                             554,984
Baa1           NR                 425   Jacksonville Health
                                        Facilities Authority,
                                        (National Benevolent
                                        Association-Cypress Village
                                        Project), 6.00%, 12/1/98                               437,338
Baa1           NR                 450   Jacksonville Health
                                        Facilities Authority,
                                        (National Benevolent
                                        Association-Cypress Village
                                        Project), 6.25%, 12/1/99                               467,955
Baa1           NR                 480   Jacksonville Health
                                        Facilities Authority,
                                        (National Benevolent
                                        Association-Cypress Village
                                        Project), 6.50%, 12/1/00                               503,582
                                                                                        --------------
                                                                                            $2,483,345
                                                                                        --------------
                                        Housing - 1.8%
Baa            BBB             $2,000   Puerto Rico Housing
                                        Bank and Finance Agency,
                                        5.10%, 12/1/03                                      $1,969,260
                                                                                        --------------
                                        Industrial Development
                                        Revenue - 3.4%
Baa2           BBB             $1,470   Nassau County PCR,
                                        (ITT Rayonier Incorporated
                                        Project), 5.60%, 6/1/00                             $1,497,577
B1             BB+              2,000   Polk County, Florida,
                                        Industrial Development
                                        Authority, (IMC Fertilizer),
                                        (AMT), 7.525%, 1/1/15                                2,091,040
                                                                                        --------------
                                                                                            $3,588,617
                                                                                        --------------
                                        Insured Cogeneration - 3.2%
Aaa            AAA             $2,000   Dade County, Florida,
                                        Resource Recovery
                                        Facilities, (AMBAC),
                                        (AMT), 5.30%, 10/1/07                               $1,978,660
Aaa            AAA              1,500   Dade County, Florida,
                                        Resource Recovery
                                        Facilities, (AMBAC),
                                        (AMT), 5.35%, 10/1/08                                1,476,540
                                                                                        --------------
                                                                                            $3,455,200
                                                                                        --------------
                                        Insured General Obligation - 3.6%
Aaa            AAA             $2,000   Dade County Local School
                                        District, (MBIA),
                                        6.40%, 8/1/00                                       $2,133,540
Aaa            AAA              1,580   Sarasota County, FL,
                                        (FGIC), 6.25%, 10/1/05                               1,701,202
                                                                                        --------------
                                                                                            $3,834,742
                                                                                        --------------
                                        Insured Hospital - 9.3%
Aaa            AAA             $2,000   Hillsborough County
                                        Hospital Authority,
                                        (Tampa General Hospital
                                        Project), (FSA),
                                        6.375%, 10/1/13                                     $2,104,040
Aaa            AAA              4,000   Jacksonville Health
                                        Facilities Authority,
                                        (Baptist Medical Center
                                        Project), (MBIA),
                                        7.25%, 6/1/05 (1)                                    4,342,640
Aaa            AAA              1,000   City of Lakeland,
                                        (Lakeland Regional
                                        Medical Center Project),
                                        (FGIC), 5.40%, 11/15/01                              1,035,590
Aaa            AAA             $1,360   North Broward Hospital
                                        District, (MBIA),
                                        6.20%, 1/1/04                                       $1,464,489
Aaa            AAA              1,000   Orange County Health
                                        Facilities Authority,
                                        (Adventist Health
                                        System/Sunbelt Inc,)
                                        (CGIC), 5.50%, 11/15/02                              1,036,130
                                                                                        --------------
                                                                                            $9,982,889
                                                                                        --------------
                                        Insured Housing - 2.2%
Aaa            AAA             $1,240   Florida Housing Finance
                                        Agency, (Leigh Meadows
                                        Apartments), (AMBAC),
                                        5.85%, 9/1/10                                       $1,247,316
Aaa            AAA              1,140   Florida Housing Finance
                                        Agency, (Stottert Arms
                                        Apartments), (AMBAC),
                                        5.90%, 9/1/10                                        1,146,703
                                                                                        --------------
                                                                                            $2,394,019
                                                                                        --------------
                                        Insured Miscellaneous - 2.0%
Aaa            AAA             $2,000   City of Jacksonville,
                                        Guaranteed Entitlement,
                                        (AMBAC), 5.50% 10/1/02                              $2,086,980
                                                                                        --------------
                                        Insured Special Tax - 4.6%
Aaa            AAA             $5,000   Florida Department of
                                        Natural Resources,
                                        (MBIA), 5.25%, 7/1/10                               $4,894,200
                                                                                        --------------
                                        Insured Transportation - 7.6%
Aaa            AAA             $2,000   Dade County, Florida,
                                        Seaport Revenue, (MBIA),
                                        5.125%, 10/1/16                                     $1,893,460
Aaa            AAA              3,120   Hillsborough County
                                        Aviation Authority, Tampa
                                        International Airport,
                                        (FGIC), 6.85%, 10/1/06                               3,363,266
Aaa            AAA              2,500   Palm Beach County,
                                        Florida, Airport, (MBIA),
                                        7.75%, 10/1/10                                       2,870,725
                                                                                        --------------
                                                                                            $8,127,451
                                                                                        --------------

                                        Insured Water & Sewer - 7.6%
Aaa            AAA             $3,000   Dade County FL, Water &
                                        Sewer Revenue, (FGIC),
                                        5.00%, 10/1/09                                      $2,880,840
Aaa            AAA              2,000   Manatee County FL,
                                        Public Utilities, (MBIA),
                                        6.75%, 10/1/04                                       2,247,920
Aaa            AAA              1,000   Pasco County FL, Water &
                                        Sewer Revenue,(FGIC),
                                        5.40%, 10/1/03                                       1,037,690
Aaa            AAA              2,000   Tampa, Florida, Water &
                                        Sewer Revenue, (FGIC),
                                        5.25%, 10/1/13                                       1,934,520
                                                                                        --------------
                                                                                            $8,100,970
                                                                                        --------------
                                        Utility - 9.9%
Aa             AA              $2,000   Gainesville, Florida Utility
                                        System Revenue,
                                        5.00%, 10/1/15                                      $1,843,180
Aa1            AA               3,000   Jacksonville Electric
                                        Authority, St. John's River
                                        Power Park, 6.50%, 10/1/03                           3,314,970
Aa1            AA               3,500   Jacksonville Electric
                                        Authority, St. John's River
                                        Power Park, 5.25%, 10/1/20                           3,326,085
Aa             AA-              2,000   City of Tallahassee, Electric
                                        Refunding Bonds,
                                        5.90%, 10/1/05                                       2,117,420
                                                                                        --------------
                                                                                           $10,601,655
                                                                                        --------------
                                        Water & Sewer Revenue - 3.1%
A3             A+                $330   Dunes Community
                                        Development District,
                                        (Flagler County, Water &
                                        Sewer Project), 5.40%,
                                        10/1/00                                               $338,323
A3             A+                 345   Dunes Community
                                        Development District,
                                        (Flagler County, Water &
                                        Sewer Project),
                                        5.50%, 10/1/01                                         354,839
A3             A+                $365   Dunes Community
                                        Development District,
                                        (Flagler County, Water &
                                        Sewer Project),
                                        5.60%, 10/1/02                                        $376,220
A3             A+                 380   Dunes Community
                                        Development District,
                                        (Flagler County, Water &
                                        Sewer Project),
                                        5.70%, 10/1/03                                         393,269
Aa             AA-              1,700   St. Petersburg, FL, Public
                                        Utility Revenue,
                                        6.65%, 10/1/03                                       1,833,571
                                                                                        --------------
                                                                                            $3,296,222
                                                                                        --------------
                                        Total Tax-Exempt
                                        Investments (identified
                                        cost, $104,324,918)                               $106,941,655
                                                                                        ==============

(1) Security has been segregated to cover margin requirements on open financial futures contracts.

The Portfolio invests primarily in debt securities issued by Florida municipalities.
The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1996,
40.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution range from 1.0% to 24.2% of total investments.

See notes to financial statements



Massachusetts Limited Maturity Municipals Portfolio
Portfolio of Investments - September 30, 1996 (Unaudited)

Tax-Exempt Investments - 100%

Ratings (Unaudited)
-------------------    Principal
                          Amount
          Standard          (000
Moody's   & Poor's      Omitted)   Security                                              Value
-----------------------------------------------------------------------------------------------
                                   Education - 4.3%
A1        A+              $1,200   Massachusetts Health and
                                   Education Finance
                                   Authority, Tufts University,
                                   7.40%, 8/1/18                                    $1,282,644
A         A-               1,230   Massachusetts Health and
                                   Education Finance
                                   Authority, Suffolk
                                   University,(CLEE),
                                   5.85%, 7/1/16                                     1,232,977
A         A-               1,030   Massachusetts Industrial
                                   Finance Agency, Park
                                   School, 5.50% 9/1/16                                985,524
                                                                                --------------
                                                                                    $3,501,145
                                                                                --------------
                                   Escrowed/Prerefunded - 12.8%
Aaa       NR              $1,000   Lowell, Massachusetts,
                                   Prerefunded to 2/15/01,
                                   7.625%, 2/15/10                                  $1,142,950
Aaa       AAA              2,000   Lynn, Massachusetts, Water
                                   and Sewer Commission,
                                   (MBIA), Prerefunded to
                                   12/1/00, 7.25%, 12/1/10                           2,239,660
NR        A+               1,700   Massachusetts Health and
                                   Educational Facilities
                                   Authority, Baystate Medical
                                   Center, Prerefunded to
                                   7/1/99, 7.375%, 7/1/08                            1,859,409
NR        AAA              1,060   Massachusetts Health and
                                   Educational Facilities
                                   Authority, Jordan Hospital,
                                   (FHA), Prerefunded to
                                   8/15/98, 7.85%, 8/15/28                           1,150,301
Aaa       AAA              1,060   Massachusetts Health and
                                   Educational Facilities
                                   Authority, Berkshire
                                   Health System, (MBIA),
                                   Prerefunded to 10/1/98,
                                   6.75%, 10/1/19                                    1,112,226
Aaa       AAA              2,500   Massachusetts Water
                                   Resource Authority,
                                   Prerefunded to 4/1/00,
                                   7.50%, 4/1/09                                     2,782,800
                                                                                --------------
                                                                                   $10,287,346
                                                                                --------------

                                   General Obligations - 8.4%
Baa       A-              $1,000   City of Lawrence,
                                   Massachusetts, State
                                   Qualified Bonds, 5.00%,
                                   9/15/02                                          $1,003,030
A1        A+               1,240   The Commonwealth of
                                   Massachusetts,
                                   6.10%, 6/1/02                                     1,320,873
Baa1      A                3,000   Puerto Rico Aqueduct &
                                   Sewer Authority, 5.00%,
                                   7/1/15                                            2,753,310
Baa1      A                1,000   Puerto Rico Aqueduct &
                                   Sewer Authority,
                                   5.00%, 7/1/19                                       903,050
Baa1      A                  750   Commonwealth of Puerto
                                   Rico, 6.35%, 7/1/10                                 794,610
                                                                                --------------
                                                                                    $6,774,873
                                                                                --------------
                                   Hospitals - 12.5%
Aa        AA-             $2,160   City of Boston,
                                   Massachusetts, Boston
                                   City Hospital, (FHA
                                   Insured Mortgage),
                                   5.15%, 2/15/01                                   $2,199,549
Baa       BB               1,130   Massachusetts Health and
                                   Educational Facilities
                                   Authority, Milford
                                   Whitinsville Hospital,
                                   7.125% 7/15/02                                    1,138,577
NR        BBB-             1,845   Massachusetts Health and
                                   Educational Facilities
                                   Authority, North Adams
                                   Regional Hospital,
                                   6.25%, 7/1/04                                     1,861,660
NR        A-                 500   Massachusetts Health and
                                   Educational Facilities
                                   Authority, Melrose
                                   Wakefield Hospital,
                                   5.375%, 7/1/05                                      496,570
NR        A-                 500   Massachusetts Health and
                                   Educational Facilities
                                   Authority, Sisters of
                                   Providence Hospital,
                                   6.00%, 11/15/00                                     508,510
Aa        NR               3,000   Massachusetts Health and
                                   Educational Facilities
                                   Authority, Daughters of
                                   Charity Issue,
                                   5.75%, 7/1/02                                     3,132,150
A         A                  650   Massachusetts Health and
                                   Educational Facilities
                                   Authority, New England
                                   Deaconess Hospital Issue,
                                   6.50%, 4/1/04                                       687,843
                                                                                --------------
                                                                                   $10,024,859
                                                                                --------------
                                   Housing - 0.2%
NR        BBB+              $180   Massachusetts Housing
                                   Finance Agency, (AMT),
                                   8.10%, 8/1/23                                      $188,879
                                                                                --------------
                                   Insured Education - 3.6%
Aaa       AAA               $665   Massachusetts Educational
                                   Financing Authority,
                                   (AMBAC), (AMT),
                                   6.65%, 1/1/01                                      $700,717
Aaa       AAA              2,110   Massachusetts Educational
                                   Financing Authority,
                                   (MBIA), (AMT),
                                   7.35%, 1/1/99                                     2,179,419
                                                                                --------------
                                                                                    $2,880,136
                                                                                --------------
                                   Insured General Obligations - 10.3%
Aaa       AAA             $1,000   Chelsea, Massachusetts,
                                   (AMBAC), 6.00%, 6/15/02                          $1,063,750
Aaa       AAA              1,500   The Commonwealth of
                                   Massachusetts, (FGIC),
                                   7.20%, 3/1/02                                     1,643,925
Aaa       AAA              2,500   The Commonwealth of
                                   Massachusetts, (FGIC),
                                   6.50%, 6/1/01                                     2,689,450
Aaa       AAA              1,000   Town of Rockport,
                                   Massachusetts, (AMBAC),
                                   6.80%, 12/15/04                                   1,090,610
Aaa       AAA              1,800   Worcester, Massachusetts,
                                   (MBIA), 5.75%, 10/1/14                            1,823,400
                                                                                --------------
                                                                                    $8,311,135
                                                                                --------------
                                   Insured Hospital - 1.3%
Aaa       AAA             $1,000   Massachusetts Health and
                                   Educational Facilities
                                   Authority, Central
                                   Massachusetts Medical
                                   Center, (AMBAC),
                                   5.50%, 7/1/99                                    $1,026,770
                                                                                --------------
                                   Insured Housing - 16.8%
Aaa       AAA             $1,900   Massachusetts Housing
                                   Finance Agency, (AMBAC),
                                   (AMT), 5.90%, 1/1/03                             $1,979,211
Aaa       AAA              4,800   Massachusetts Housing
                                   Finance Agency, (AMBAC),
                                   (AMT), (Harborpoint
                                   Development),
                                   6.20%, 12/1/10                                    4,851,120
Aaa       AAA              1,840   Massachusetts Housing
                                   Finance Agency, (AMBAC),
                                   (AMT), 6.00%, 7/1/04                              1,931,485
Aaa       AAA              4,730   Massachusetts Housing
                                   Finance Agency, (MBIA),
                                   6.125% 12/1/11                                    4,759,752
                                                                                --------------
                                                                                   $13,521,568
                                                                                --------------
                                   Insured Industrial
                                   Development Revenue - 1.8%
Aaa       AAA             $1,400   Massachusetts IFA
                                   (Nantucket Electric),
                                   (AMBAC), (AMT),
                                   5.30%, 7/1/04                                    $1,408,708
                                                                                --------------
                                   Insured Solid Waste - 1.3%
Aaa       AAA             $1,000   Massachusetts Industrial
                                   Finance Agency,
                                   REFUSETECH Inc.
                                   Project, (FSA),
                                   5.45%, 7/1/01                                    $1,024,220
                                                                                --------------
                                   Insured Transportation - 3.6%
Aaa       AAA             $3,000   Massachusetts Bay
                                   Transportation Authority,
                                   (AMBAC), 5.25%, 3/1/11                           $2,891,190
                                                                                --------------
                                   Insured Utility - 4.4%
Aaa       AAA             $2,000   Massachusetts Municipal
                                   Wholesale Electric
                                   Company, (AMBAC),
                                   6.625%, 7/1/03                                   $2,193,500
Aaa       AAA              1,225   Massachusetts Municipal
                                   Wholesale Electric
                                   Company, (MBIA),
                                   6.40%, 7/1/02                                     1,326,736
                                                                                --------------
                                                                                    $3,520,236
                                                                                --------------
                                   Insured Water and Sewer - 5.8%
Aaa       AAA             $2,000   Boston, MA Water &
                                   Sewer Authority, (FGIC),
                                   5.25%, 11/1/11                                   $1,921,380
Aaa       AAA              3,000   Massachusetts Water &
                                   Sewer Authority, (MBIA),
                                   5.00%, 12/1/16                                    2,760,090
                                                                                --------------
                                                                                    $4,681,470
                                                                                --------------
                                   Lease Revenue/Certificate
                                   of Participation - 2.0%
NR        BBB             $1,650   Puerto Rico ITEM &
                                   EC - Guaynabo Lease
                                   Program, 5.375%, 7/1/06                          $1,602,959
                                                                                --------------
                                   Nursing Homes - 2.7%
NR        NR              $1,000   Massachusetts Health and
                                   Educational Facilities,
                                   (1st Mortgage-Fairview
                                   Extended Care),
                                   10.125%, 1/1/11                                  $1,131,680
NR        NR               1,000   Massachusetts Industrial
                                   Finance Agency, Health
                                   Care Facilities,(Age Institute
                                   of Massachusetts),
                                   7.60%, 11/1/05                                    1,004,450
                                                                                --------------
                                                                                    $2,136,130
                                                                                --------------
                                   Special Tax Revenue - 2.3%
NR        NR              $1,750   Virgin Islands Public
                                   Finance Authority,
                                   6.70%, 10/1/99                                   $1,830,780
                                                                                --------------
                                   Transportation - 1.4%
A1        A+              $1,000   Woods Hole, Martha's
                                   Vineyard and Nantucket
                                   Steamship Authority,
                                   6.60%, 3/1/03                                    $1,097,690
                                                                                --------------
                                   Utilities - 1.3%
A         BBB+            $1,000   Massachusetts Municipal
                                   Wholesale Electric
                                   Company, 5.70%, 7/1/01                           $1,026,181
                                                                                --------------
                                   Water & Sewer Revenue - 3.2%
A         A               $1,000   Massachusetts Water
                                   Resources Authority,
                                   6.25%, 11/1/10                                   $1,044,350
Aa        NR               1,500   Massachusetts Water
                                   Abatement - New Bedford
                                   Loan Project,
                                   5.70%, 2/1/12                                     1,523,640
                                                                                --------------
                                                                                    $2,567,990
                                                                                --------------
                                   Total Tax-Exempt
                                   Investments (identified
                                   cost, $78,671,495)                              $80,304,265
                                                                                ==============

(1) Security has been segregated to cover margin requirements on open financial futures contracts.

The Portfolio invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1996, 48.9% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution range from 1.3% to 23.8% of total investments.

See notes to financial statements



Michigan Limited Maturity Municipals Portfolio
Portfolio of Investments - September 30, 1996 (Unaudited)

Tax-Exempt Investments - 100%

Ratings (Unaudited)
-------------------------   Principal
                               Amount
               Standard          (000
Moody's        & Poor's      Omitted)   Security                                                 Value
------------------------------------------------------------------------------------------------------
                                        Escrowed/Prerefunded - 18.3%
Aaa            AAA             $1,500   Grand Ledge, Michigan
                                        Public School District,
                                        (MBIA), Prerefunded
                                        to 5/1/04, 7.875%,
                                        10/1/04                                             $1,805,655
Baa1           AAA                750   Puerto Rico Aqueduct &
                                        Sewer Authority,
                                        Prerefunded to 7/1/98,
                                        7.875%, 7/1/17                                         812,423
Aaa            AAA              2,305   Romulus, Michigan
                                        Community School
                                        District, Prerefunded to
                                        5/1/07, 0.00%, 5/1/22                                  481,399
                                                                                        --------------
                                                                                            $3,099,477
                                                                                        --------------
                                        General Obligations - 8.6%
Ba1            BBB               $650   Detroit, Michigan,
                                        6.25%, 4/1/05                                         $665,893
Ba1            BBB                495   Detroit, Michigan,
                                        6.40%, 4/1/05                                          512,013
Baa1           A                  250   Puerto Rico Public
                                        Building Authority,
                                        6.60%, 7/1/04                                          272,295
                                                                                        --------------
                                                                                            $1,450,201
                                                                                        --------------
                                        Hospitals - 14.3%
Baa            NR                $525   Flint, Michigan Hospital
                                        Authority, (Hurley Medical
                                        Center), 6.00%, 7/1/05                                $513,093
A              NR                 505   Marquette Michigan
                                        Hospital Finance Authority,
                                        6.625%, 4/1/07                                         509,954
NR             BBB                100   Michigan Hospital Finance
                                        Authority, (Central MI.
                                        Community Hospital),
                                        6.00%, 10/1/05                                         100,412
NR             BBB                100   Michigan Hospital
                                        Finance Authority,
                                        (Central MI. Community
                                        Hospital), 6.10%, 10/1/06                              100,444
NR             BBB                225   Michigan Hospital
                                        Finance Authority,
                                        (Central MI. Community
                                        Hospital), 6.20%, 10/1/07                              226,066
NR             BBB              1,000   Michigan State Hospital
                                        Finance Authority,
                                        (Gratiot Community
                                        Hospital), 6.10%, 10/1/07                              974,260
                                                                                        --------------
                                                                                            $2,424,229
                                                                                        --------------

                                        Housing - 6.2%
NR             A+              $1,000   Michigan State Housing
                                        Development Authority,
                                        6.00%, 4/1/01                                       $1,050,050
                                                                                        --------------
                                        Industrial Development
                                        Revenue - 4.6%
NR             BB                $270   Richmond, Michigan
                                        Economic Development
                                        Corporation, K-MART
                                        Project, 6.30%, 1/1/99                                $269,131
Baa3           BB+                500   Puerto Rico Port Authority
                                        (American Airlines),
                                        (AMT) 6.25%, 6/1/26                                    505,725
                                                                                        --------------
                                                                                              $774,856
                                                                                        --------------
                                        Insured General Obligations - 16.2%
Aaa            AAA               $500   Comstock, Michigan
                                        Public Schools, (CGIC),
                                        6.80%, 5/1/02                                         $540,415
Aaa            AAA                500   Detroit, Michigan, School
                                        District,(AMBAC),
                                        6.50%, 5/1/10                                          546,860
Aaa            AAA                500   Imlay, Michigan, School
                                        District, 5.40%, 5/1/17                                481,935
Aaa            AAA                500   State of Michigan
                                        Municipal Bond Authority,
                                        Local Government Loan
                                        Project, (MBIA),
                                        5.375%, 11/1/17                                        474,895
Aaa            AAA                750   Willow Run, Michigan,
                                        Community School District,
                                        (AMBAC), 5.00%, 5/1/16                                 688,507
                                                                                        --------------
                                                                                            $2,732,612
                                                                                        --------------
                                        Insured Industrial
                                        Development Revenue - 6.3%
Aaa            AAA             $1,000   Monroe County, Michigan,
                                        The Detroit Edison
                                        Company, (AMBAC),
                                        (AMT), 6.35%, 12/1/04 (1)                           $1,070,790
                                                                                        --------------
                                        Insured Water & Sewer
                                        Revenue - 3.0%
Aaa            AAA               $525   Detroit, Michigan, Water
                                        Revenue, 5.10%, 7/1/07                                $513,492
                                                                                        --------------
                                        Lease Revenue/Certificate
                                        of Participation - 3.1%
A1             AA-             $1,000   State of Michigan Building
                                        Authority, 6.10%, 10/1/01                             $530,835
                                                                                        --------------

                                        Nursing Homes - 2.3%
NR             NR                $395   Michigan Hospital Finance
                                        Authority, (Presbyterian
                                        Villages), 6.20%, 1/1/06                              $395,778
                                                                                        --------------
                                        Solid Waste - 2.0%
Ba1            BBB-              $350   Central Wayne, Michigan,
                                        Sanitation Authority,
                                        6.40%, 7/1/06                                         $343,014
                                                                                        --------------
                                        Special Tax Revenue - 11.8%
NR             A-              $2,000   Detroit, Michigan,
                                        Downtown Development
                                        Authority Tax Increment,
                                        0.00%, 7/1/21                                         $407,840
NR             BBB+             1,500   Battle Creek, Michigan
                                        Downtown Development
                                        Authority, 6.65%, 5/1/02                             1,583,280
                                                                                        --------------
                                                                                            $1,991,120
                                                                                        --------------
                                        Water & Sewer Revenue - 3.3%
Aa             AA                 500   Michigan Municipal
                                        Bond Authority,
                                        7.00%, 10/1/02                                        $558,090
                                                                                        --------------
                                        Total Tax-Exempt
                                        Investments (identified
                                        cost, $16,446,546)                                 $16,934,544
                                                                                        ==============


(1) Security has been segregated to cover margin requirements on open financial futures contracts.

The Portfolio invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1996, 25.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution range from 2.8% to 19.3% of total investments.

See notes to financial statements





New Jersey Limited Maturity Municipals Portfolio
Portfolio of Investments - September 30, 1996 (Unaudited)

Tax-Exempt Investments - 100%

Ratings (Unaudited)
-------------------------   Principal
                               Amount
               Standard          (000
Moody's        & Poor's      Omitted)   Security                                                 Value
------------------------------------------------------------------------------------------------------
                                        Cogeneration - 4.7%
NR             BBB-            $2,250   New Jersey Economic
                                        Development Authority,
                                        Heating & Cooling,
                                        (Trigen-Trenton Project),
                                        (AMT), 6.10%, 12/1/04                               $2,264,130
NR             BB+                385   New Jersey Economic
                                        Development Authority,
                                        Electric Energy Facilities,
                                        (Vineland Cogeneration),
                                        (AMT), 7.875%, 6/1/19                                  416,000
NR             NR                 550   Port Authority of New York
                                        & New Jersey, (KIAC
                                        Project), (AMT),
                                        6.50%, 10/1/01                                         564,806
                                                                                        --------------
                                                                                            $3,244,936
                                                                                        --------------
                                        Education - 4.1%
NR             BBB+              $380   New Jersey Educational
                                        Facilities Authority, Drew
                                        University, 5.875%, 7/1/03                            $395,933
NR             A+                 340   Higher Education Assistance
                                        Authority, (State of New
                                        Jersey), (AMT), NJ Class
                                        Loan Program,
                                        5.70%, 1/1/02                                          341,646
A1             AA               1,895   Rutgers, The State
                                        University (The State of
                                        New Jersey), (MBIA),
                                        6.20%, 5/1/04                                        2,040,877
                                                                                        --------------
                                                                                            $2,778,456
                                                                                        --------------
                                        Escrowed - 6.9%
Aa1            AA+             $1,000   State of New Jersey,
                                        Prerefunded to 8/1/02,
                                        6.00%, 8/1/04                                       $1,064,090
Aaa            AAA              1,325   Port Authority of New York
                                        & New Jersey, (AMBAC),
                                        Pre-refunded to 10/1/02,
                                        7.40%, 10/1/12                                       1,523,776
Baa1           AAA              1,985   Puerto Rico Aqueduct &
                                        Sewer Authority,
                                        Prerefunded to 7/1/98,
                                        7.875%, 7/1/17                                       2,150,212
                                                                                        --------------
                                                                                            $4,738,078
                                                                                        --------------

                                        General Obligations - 10.2%
Aaa            AA+               $265   Middlesex County,
                                        New Jersey, Improvement
                                        Authority, 5.60%, 3/1/11                              $264,984
Aaa            AAA              1,000   County of Morris,
                                        New Jersey, 6.50%, 8/1/02                            1,097,150
A              AA               2,195   Jersey City, New Jersey,
                                        School District,
                                        6.25%, 10/1/10                                       2,325,559
Baa1           A-                 750   Puerto Rico Municipal
                                        Finance Agency,
                                        5.60%, 7/1/02                                          769,530
Baa1           A                1,285   Commonwealth of Puerto
                                        Rico, 6.35%, 7/1/10                                  1,361,432
Aa             AA               1,000   South Brunswick,
                                        New Jersey,
                                        7.125%, 7/15/02                                      1,119,850
Aaa            AA+                  5   Union County,
                                        New Jersey, Improvement
                                        Authority, 5.50%, 11/15/08                               5,101
                                                                                        --------------
                                                                                            $6,943,606
                                                                                        --------------
                                        Hospitals - 3.2%
A              A-              $1,000   New Jersey Health
                                        Care Facilities Financing
                                        Authority, (Atlantic City
                                        Medical Care Center),
                                        6.45%, 7/1/02                                       $1,053,170
A              A-                 340   New Jersey Health Care
                                        Facilities Financing
                                        Authority, (Atlantic City
                                        Medical Care Center),
                                        6.25%, 7/1/00                                          353,729
A              A-                 750   New Jersey Health Care
                                        Facilities Financing
                                        Authority, (Atlantic City
                                        Medical Care Center),
                                        6.55%, 7/1/03                                          795,525
                                                                                        --------------
                                                                                            $2,202,424
                                                                                        --------------
                                        Housing - 7.8%
NR             A+              $1,500   New Jersey Housing and
                                        Mortgage Finance
                                        Agency, 6.30%, 11/1/01                              $1,582,980
NR             A+               2,570   New Jersey Housing and
                                        Mortgage Finance Agency,
                                        6.50%, 11/1/03 (1)                                   2,709,602
NR             A+               1,000   New Jersey Housing and
                                        Mortgage Finance Agency,
                                        6.00%, 11/1/02                                       1,035,910
                                                                                        --------------
                                                                                            $5,328,492
                                                                                        --------------

                                        Industrial Development
                                        Revenue - 1.0%
Aa3            NR                $690   New Jersey Economic
                                        Development Authority,
                                        LOC: Bank of Paris,
                                        (AMT), 6.00%, 12/1/02                                 $707,036
                                                                                        --------------
                                        Insured Education - 3.0%
Aaa            AAA             $1,000   Essex County, New Jersey,
                                        Improvement Authority,
                                        (Guaranteed County
                                        College Project), (AMBAC),
                                        5.25%, 12/1/16                                        $959,110
Aaa            AAA              1,000   New Jersey State
                                        Educational Facilities,
                                        Seton Hall University,
                                        (FGIC), 6.10%, 7/1/01                                1,063,630
                                                                                        --------------
                                                                                            $2,022,740
                                                                                        --------------
                                        Insured General Obligations - 21.4%
Aaa            AAA             $1,000   Atlantic City, New Jersey,
                                        Board of Education,
                                        (AMBAC), 6.00%, 12/1/02                             $1,062,180
Aaa            AAA              1,175   Edison, New Jersey,
                                        (AMBAC), 4.70%, 1/1/04                               1,149,514
Aaa            AAA                500   City of Elizabeth, Union
                                        County, New Jersey,
                                        (MBIA) 6.10%, 11/15/99                                 526,260
Aaa            AAA                500   City of Elizabeth, Union
                                        County, New Jersey,
                                        (MBIA) 6.20%, 11/15/01                                 535,365
Aaa            AAA                500   City of Elizabeth, Union
                                        County, New Jersey,
                                        (MBIA) 6.20%, 11/15/02                                 536,390
Aaa            AAA              2,000   Essex County, New Jersey,
                                        (AMBAC), 5.375%,
                                        9/1/10                                               1,968,160
Aaa            AAA              1,200   Jackson Township,
                                        New Jersey, Local School
                                        District, (FGIC),
                                        6.60%, 6/1/02                                        1,313,328
Aaa            AAA              1,200   Jackson Township,
                                        New Jersey, Local School
                                        District, (FGIC),
                                        6.60%, 6/1/03                                        1,323,240
Aaa            AAA              1,200   Kearney, New Jersey, (FSA),
                                        6.50%, 2/1/04                                        1,311,660
Aaa            AAA                850   Roselle, New Jersey, (MBIA),
                                        4.65%, 10/15/03                                        839,953
Aaa            AAA              1,000   South Brunswick Township,
                                        New Jersey, Board of
                                        Education, (FGIC),
                                        6.40%, 8/1/03                                        1,084,260
Aaa            AAA             $1,000   South River, New Jersey,
                                        School District, (FGIC),
                                        5.00%, 12/1/09                                      $1,052,854
Aaa            AAA              2,000   Washington Township,
                                        New Jersey, Board of
                                        Education, 5.125%, 2/1/15                            1,887,460
                                                                                        --------------
                                                                                           $14,590,624
                                                                                        --------------
                                        Insured Hospital - 3.2%
Aaa            AAA             $1,910   New Jersey Health Care
                                        Facilities & Financing
                                        Authority, (Dover General
                                        Hospital & Medical Center),
                                        (MBIA), 7.00%, 7/1/04                               $2,152,589
                                                                                        --------------
                                        Insured Industrial
                                        Development Revenue - 1.6%
Aaa            AAA             $1,000   New Jersey Economic
                                        Development Authority,
                                        Market Transition
                                        5.80%, 7/1/09                                       $1,020,030
Aaa            AAA                100   Warren County
                                        New Jersey Pollution
                                        Control Finance Authority,
                                        Resource Recovery,
                                        (MBIA), 6.55%, 12/1/06                                 109,766
                                                                                        --------------
                                                                                            $1,129,796
                                                                                        --------------
                                        Insured Lease Revenue/
                                        Certificate of Participation - 0.9%
Aaa            AAA               $595   Hudson County,
                                        New Jersey, Certificates of
                                        Participation, (MBIA),
                                        6.20%, 6/1/03                                         $628,772
                                                                                        --------------
                                        Insured Solid Waste - 0.4%
Aaa            AAA               $250   The Bergen County
                                        Utilities Authority, Solid
                                        Waste System, (FGIC),
                                        6.00%, 6/15/02                                        $266,708
                                                                                        --------------
                                        Insured Transportation - 13.6%
Aaa            AAA             $2,000   New Jersey Transportation
                                        Trust Fund Authority,
                                        (MBIA), 5.00%, 6/15/15                              $1,877,260
Aaa            AAA              1,500   New Jersey Turnpike
                                        Authority, (FSA),
                                        5.90%, 1/1/03                                        1,572,330
Aaa            AAA              1,000   New Jersey Turnpike
                                        Authority, (MBIA),
                                        5.90%, 1/1/04                                        1,051,560
Aaa            AAA               $895   New Jersey Turnpike
                                        Authority, (FSA),
                                        6.40%, 1/1/02                                         $958,044
Aaa            AAA              2,000   Port Authority of New York
                                        & New Jersey, (AMBAC),
                                        5.125%, 7/15/14                                      1,908,860
Aaa            AAA              2,000   Port Authority of New York
                                        & New Jersey, (AMBAC),
                                        5.20%, 7/15/21                                       1,872,980
                                                                                        --------------
                                                                                            $9,241,034
                                                                                        --------------
                                        Insured Utility - 1.6%
Aaa            AAA             $1,000   Middlesex County,
                                        New Jersey, Utility
                                        Authority, (FGIC)
                                        6.10%, 12/1/01                                      $1,065,310
                                                                                        --------------
                                        Lease Revenue/Certificates
                                        Of Participation - 2.4%
A1             A+                $720   New Jersey Economic
                                        Development Authority,
                                        Lease Revenue,
                                        (Green Lights Energy
                                        Project), 5.00%, 1/15/06                              $705,809
A1             A+                 875   State of New Jersey,
                                        Certificates of Participation,
                                        5.90%, 4/1/99                                          900,681
                                                                                        --------------
                                                                                            $1,606,490
                                                                                        --------------
                                        Life Care - 0.5%
NR             NR                $310   New Jersey Economic
                                        Development Authority,
                                        (Cadbury Corporation
                                        Project), 8.00%, 7/1/15                               $322,239
                                                                                        --------------
                                        Solid Waste - 4.2%
Baa            NR                $300   The Atlantic County
                                        Utilities Authority
                                        (New Jersey), Solid Waste
                                        System, 7.00%, 3/1/08                                 $296,502
A1             AA-                500   Gloucester County
                                        Improvement Authority of
                                        New Jersey, (Landfill
                                        Project), 5.20%, 9/1/99                                511,450
A1             NR                 300   The Passaic County
                                        Utilities Authority
                                        (New Jersey), Solid
                                        Waste Disposal,
                                        5.70%, 3/1/98                                          305,058
NR             A                1,700   The Union County
                                        Utilities Authority
                                        (New Jersey), Solid
                                        Waste System, (AMT),
                                        7.20%, 6/15/04                                       1,729,818
                                                                                        --------------
                                                                                            $2,842,828
                                                                                        --------------

                                        Transportation - 3.7%
A1             AA-               $250   New Jersey Highway
                                        Authority, (Garden State
                                        Parkway), 6.10%, 1/1/06                               $264,960
Baa3           BB+              1,625   Port Authority of New York
                                        & New Jersey, (Delta
                                        Airlines), 6.10%, 12/1/04                            1,731,746
A1             AA-                500   Port Authority of New York
                                        & New Jersey,
                                        5.50%, 7/1/06                                          510,160
                                                                                        --------------
                                                                                            $2,506,866
                                                                                        --------------
                                        Utility - 5.6%
Baa1           BBB+            $1,000   Puerto Rico Electric
                                        Power Authority,
                                        6.125%, 7/1/08                                      $1,045,789
Baa1           BBB+             1,785   Puerto Rico Electric
                                        Power Authority,
                                        6.125%, 7/1/09                                       1,853,100
Baa1           BBB+             1,000   Puerto Rico Electric
                                        Power Authority,
                                        6.125%, 7/1/08                                         915,860
                                                                                        --------------
                                                                                            $3,814,749
                                                                                        --------------
                                        Total Tax-Exempt
                                        Investments (identified
                                        cost, $66,515,858)                                 $68,133,773
                                                                                        ==============


(1) Security has been segregated to cover margin requirements on open financial futures contracts.

The Portfolio invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1996, 45.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution range from 5.6% to 16.4% of total investments.

See notes to financial statements





New York Limited Maturity Municipals Portfolio
Portfolio of Investments - September 30, 1996 (Unaudited)

Tax-Exempt Investments - 100%

Ratings (Unaudited)
-------------------------   Principal
                               Amount
               Standard          (000
Moody's        & Poor's      Omitted)   Security                                                 Value
------------------------------------------------------------------------------------------------------
                                        Cogeneration - 0.8%
NR             NR                $950   Port Authority of New York
                                        & New Jersey - KIAC
                                        Project, 6.50%, 10/1/01                               $975,574
                                                                                        --------------
                                        Education - 10.4%
Baa1           BBB             $1,000   City University of
                                        New York, John Jay College,
                                        6.00%, 8/15/06                                      $1,013,280
NR             AA               1,000   Dormitory Authority of the
                                        State of New York,
                                        Manhattan College,
                                        6.10%, 7/1/04                                        1,049,530
A1             A+               5,955   Dormitory Authority of the
                                        State of New York,
                                        University of Rochester,
                                        6.50%, 7/1/09 (1)                                    6,146,989
Baa1           BBB              1,000   Dormitory Authority of the
                                        State of New York, City
                                        University, 6.10%, 7/1/01                            1,039,860
NR             AA               1,000   Dormitory Authority of the
                                        State of New York, Nursing
                                        Home, (Our Lady of
                                        Consolation), (FHA),
                                        5.20%, 8/1/05                                          995,730
Baa1           BBB+             1,000   Dormitory Authority of the
                                        State of New York, State
                                        University, 7.25%, 5/15/99                           1,064,560
Baa1           BBB+             1,000   Dormitory Authority of
                                        The State of New York,
                                        State University,
                                        5.20%, 5/15/03                                         997,170
                                                                                        --------------
                                                                                           $12,307,119
                                                                                        --------------
                                        Escrowed/Prerefunded - 9.5%
Aaa            NR              $1,250   Dormitory Authority of
                                        the State of New York,
                                        State University,
                                        Prerefunded to
                                        5/15/02, 6.75%, 5/15/21                             $1,394,375
Aaa            AAA              2,000   New York State Housing
                                        Finance Agency, Escrowed
                                        to Maturity, 6.80%, 5/15/01                          2,179,660
Aaa            AA-              2,500   Port Authority of New York
                                        & New Jersey, (AMBAC),
                                        Prerefunded to
                                        10/1/02, 7.40%, 10/1/12                              2,875,050
NR             AA-              2,000   Power Authority of the
                                        State of New York,
                                        Prerefunded to
                                        1/1/98, 8.00%, 1/1/17                                2,130,240
Aaa            AAA              2,500   Suffolk County, New York
                                        Water Authority, (AMBAC),
                                        Prerefunded to 6/1/02,
                                        6.00%, 6/1/17                                        2,698,150
                                                                                        --------------
                                                                                           $11,277,475
                                                                                        --------------
                                        General Obligations - 10.2%
Baa1           BBB+            $1,000   The City of New York,
                                        6.375%, 8/1/05                                      $1,033,120
Baa1           BBB+             3,000   The City of New York,
                                        6.40%, 8/1/03                                        3,148,200
Baa1           BBB+             1,500   The City of New York,
                                        6.375%, 8/1/06                                       1,543,050
A              A-               1,500   State of New York,
                                        7.50%, 11/15/00                                      1,650,720
A              A-               1,000   State of New York,
                                        7.50%, 11/15/01                                      1,119,690
A              A-               2,000   State of New York,
                                        7.00%, 11/15/02                                      2,221,740
Baa1           A                1,350   Puerto Rico
                                        Commonwealth,
                                        6.35%, 7/1/10                                        1,430,298
                                                                                        --------------
                                                                                           $12,146,818
                                                                                        --------------
                                        Hospitals - 7.1%
Baa1           BBB             $2,340   Dormitory Authority of
                                        New York, Department of
                                        Health, 5.375%, 7/1/08                              $2,255,900
NR             AAA              2,000   New York State Medical
                                        Care Facilities Finance
                                        Agency, Mount Sinai
                                        Hospital, 5.40%, 8/15/00                             2,050,260
NR             AAA              3,000   New York State Medical
                                        Care Facilities Finance
                                        Agency, Mount Sinai
                                        Hospital, 5.50%, 8/15/01                             3,103,140
Baa            NR               1,000   New York State Dormitory
                                        Authority, Nyack Hospital,
                                        6.00%, 7/1/06                                        1,005,750
                                                                                        --------------
                                                                                            $8,415,050
                                                                                        --------------
                                        Housing - 4.2%
Aa             AA              $5,100   New York City Housing
                                        Development Corporation,
                                        (Multi-Family),
                                        5.625%, 5/1/12                                      $5,014,116
                                                                                        --------------
                                        Industrial Development
                                        Revenue - 1.5%
Baa3           BB+             $1,700   Puerto Rico Port
                                        Authority - American
                                        Airlines, 6.25%, 6/1/26                             $1,719,465
                                                                                        --------------

                                        Insured Education - 4.7%
Aaa            AAA             $1,075   Dormitory Authority of
                                        the State of New York,
                                        Mt. Sinai School of
                                        Medicine, (MBIA),
                                        6.75%, 7/1/09                                       $1,159,581
Aaa            AAA              2,550   Dormitory Authority of
                                        the State of New York,
                                        State University,
                                        (AMBAC), 5.25%, 7/1/14                               2,444,670
Aaa            AAA              2,000   Dormitory Authority of
                                        the State of New York,
                                        State University, (AMBAC),
                                        5.25%, 7/1/06                                        1,975,000
                                                                                        --------------
                                                                                            $5,579,251
                                                                                        --------------
                                        Insured Hospital - 6.3%
Aaa            AAA             $4,450   New York State Medical
                                        Care Facilities Finance
                                        Agency, New York State
                                        Hospital, (AMBAC),
                                        6.10%, 2/15/04                                      $4,736,936
Aaa            AAA              2,500   New York State Medical
                                        Care Facilities Finance
                                        Agency, New York State
                                        Hospital, (AMBAC),
                                        6.20%, 2/15/05                                       2,695,800
                                                                                        --------------
                                                                                            $7,432,736
                                                                                        --------------
                                        Insured Lease Revenue/
                                        Certificate of Participation - 1.6%
Aaa            AAA             $2,000   City University of
                                        New York - John Jay
                                        College, (AMBAC),
                                        6.00%, 8/15/08                                      $1,923,660
                                                                                        --------------
                                        Insured Miscellaneous - 0.9%
Aaa            AAA             $1,000   New York State Municipal
                                        Bond Bank Agency,
                                        (AMBAC), 6.625%,
                                        3/15/06                                             $1,084,270
                                                                                        --------------

                                        Insured Transportation - 9.7%
Aaa            AAA             $2,240   Metropolitan Transportation
                                        Authority for the City of
                                        New York, (MBIA),
                                        5.70%, 7/1/10                                       $2,256,934
Aaa            AAA              3,500   The Port Authority of
                                        New York and New Jersey,
                                        (MBIA), 6.375%, 10/15/17                             3,713,850
Aaa            AAA              1,000   The Port Authority of
                                        New York and New Jersey,
                                        (AMBAC), 5.20%, 7/15/15                                956,030
Aaa            AAA              2,000   Triborough Bridge and
                                        Tunnel Authority, (MBIA),
                                        6.20%, 1/1/01                                        2,121,140
Aaa            AAA              2,290   Triborough Bridge and
                                        Tunnel Authority, (FGIC),
                                        5.80%, 1/1/02                                        2,390,554
                                                                                        --------------
                                                                                           $11,438,508
                                                                                        --------------

                                        Insured Utility - 5.1%
Aaa            AAA               $500   New York State Energy
                                        Research and Development
                                        Authority, Gas Facilities,
                                        (Brooklyn Union Gas),
                                        (MBIA), 5.50%, 1/1/21                                 $486,255
Aaa            AAA              5,000   New York State Energy
                                        Research and Development
                                        Authority, Central Hudson
                                        Gas, (FGIC), 7.375%,
                                        10/1/14                                              5,503,000
                                                                                        --------------
                                                                                            $5,989,255
                                                                                        --------------
                                        Insured Water and Sewer - 1.7%
Aaa            AAA             $1,000   New York City Municipal
                                        Water Finance Authority,
                                        (AMBAC), 5.80%, 6/15/03                             $1,051,950
Aaa            AAA              1,000   Suffolk County, New York,
                                        Water Authority, (MBIA),
                                        5.00%, 6/1/15                                          922,300
                                                                                        --------------
                                                                                            $1,974,250
                                                                                        --------------
                                        Lease Revenue/Certificates
                                        of Participation - 6.8%
A1             AA              $3,500   Housing New York
                                        Corporation, 6.00%,
                                        11/1/03                                             $3,655,435
Baa1           BBB              4,715   New York Urban
                                        Development Corporation,
                                        5.375%, 1/1/15                                       4,346,192
                                                                                        --------------
                                                                                            $8,001,627
                                                                                        --------------
                                        Special Tax Revenue - 4.6%
A              A               $3,725   New York Local
                                        Government Assistance
                                        Corporation, 5.25%,
                                        4/1/16                                              $3,541,805
A              A                1,750   New York Local
                                        Government Assistance
                                        Corporation, 7.00%, 4/1/04                           1,928,517
                                                                                        --------------
                                                                                            $5,470,322
                                                                                        --------------
                                        Transportation - 12.4%
A1             A               $1,750   New York State Thruway
                                        Authority, 5.375%, 1/1/02                           $1,794,398
A              A-               1,645   New York State Thruway
                                        Authority, 5.80%, 4/1/09                             1,661,730
Baa1           BBB              1,000   New York State Thruway
                                        Authority, 6.00%, 4/1/03                             1,039,150
Baa1           BBB              3,000   New York State Thruway
                                        Authority, 5.75%, 4/1/16                             2,924,550
A1             AA-              3,000   Port Authority of New York
                                        & New Jersey, (AMT),
                                        6.00%, 7/1/14                                        3,055,380
Baa3           BB+              2,875   Port Authority of New York
                                        & New Jersey,
                                        (Delta Airlines),
                                        6.95%, 6/1/08                                        3,063,858
Aa             A+               1,250   Triborough Bridge &
                                        Tunnel Authority,
                                        4.75%, 1/1/19                                        1,102,663
                                                                                        --------------
                                                                                           $14,641,729
                                                                                        --------------
                                        Water & Sewer Revenue - 2.5%
A              A-              $1,825   New York City Municipal
                                        Water Finance Authority,
                                        5.70%, 6/15/02                                      $1,901,285
Aaa            AAA              1,000   New York State
                                        Environmental Facilities
                                        Corporation, County of
                                        Westchester Project,
                                        5.60%, 9/15/13                                       1,001,281
                                                                                        --------------
                                                                                            $2,902,566
                                                                                        --------------
                                        Total Tax-Exempt
                                        Investments (identified
                                        cost, $116,927,363)                               $118,293,791
                                                                                        ==============


(1) Security has been segregated to cover margin requirements on open financial futures contracts.

The Portfolio invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1996, 30.0% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution range from 8.0% to 18.1% of total investments.

See notes to financial statements





Ohio Limited Maturity Municipals Portfolio
Portfolio of Investments - September 30, 1996 (Unaudited)

Tax-Exempt Investments - 100%

Ratings (Unaudited)
-------------------------   Principal
                               Amount
               Standard          (000
Moody's        & Poor's      Omitted)   Security                                                 Value
------------------------------------------------------------------------------------------------------
                                        Education - 5.8%
A1             A+                $500   The Student Loan Funding
                                        Corporation of Cincinnati,
                                        (AMT), 5.75%, 8/1/03                                  $505,290
A1             NR               1,200   The Student Loan Funding
                                        Corporation of Cincinnati,
                                        (AMT), 5.95%, 8/1/05                                 1,212,600
                                                                                        --------------
                                                                                            $1,717,890
                                                                                        --------------
                                        Escrowed - 7.4%
Aaa            AAA               $650   Clermont County, Ohio,
                                        Water Works, (AMBAC),
                                        Prerefunded to 12/1/01,
                                        6.625%, 12/1/16                                       $721,676
NR             NR                 350   Cuyahoga County, Ohio,
                                        (Judson Retirement
                                        Community), Escrowed to
                                        11/15/99, 8.875%,
                                        11/15/19                                               403,175
Baa1           AAA              1,000   Puerto Rico Aqueduct &
                                        Sewer Authority,
                                        Prerefunded to 7/1/98
                                        7.875%, 7/1/17                                       1,083,230
                                                                                        --------------
                                                                                            $2,208,081
                                                                                        --------------
                                        General Obligations - 14.2%
NR             NR                $500   Cleveland, Ohio, City
                                        School District, 6.50%,
                                        6/15/97                                               $500,680
Aa             NR                 500   Hamilton County, Ohio,
                                        5.00%, 12/1/16                                         458,330
NR             A+                 300   Kings County, Ohio, Local
                                        School District, 7.60%,
                                        12/1/10                                                336,789
Baa1           A                1,000   Commonwealth of Puerto
                                        Rico, 6.25%, 7/1/08                                  1,058,980
A              NR               1,000   Wauseon, Ohio School
                                        District, 7.25%, 12/1/10                             1,079,760
NR             NR                 770   Youngstown, Ohio,
                                        County School District,
                                        6.40%, 7/1/00                                          789,419
                                                                                        --------------
                                                                                            $4,223,958
                                                                                        --------------

                                        Hospitals - 15.7%
A              A-              $1,000   Erie County Hospital
                                        Improvement (Fireland
                                        Community Hospital
                                        Project), 6.75%, 1/1/08                             $1,057,240
Aa             NR               1,000   Franklin County, Ohio,
                                        Hospital Improvement,
                                        (Children' s Hospital),
                                        5.75%, 11/1/15                                         995,360
Baa            BBB                500   Hamilton County Ohio
                                        Health System (Providence
                                        Hospital Project),
                                        6.00%, 7/1/01                                          506,105
NR             NR                 990   Mt. Vernon Ohio Hospital,
                                        (Knox Community
                                        Hospital), 7.875%,6/1/12                             1,020,225
Aa2            NR               1,000   Warren County, Ohio,
                                        Hospital Facilities,
                                        (Otterbein Homes
                                        Project), 7.20%, 7/1/11                              1,093,830
                                                                                        --------------
                                                                                            $4,672,760
                                                                                        --------------
                                        Housing - 4.3%
NR             AAA             $1,000   Cuyahoga County, Ohio,
                                        Multifamily Housing,
                                        (National Terminal
                                        Apts. Project),
                                        6.40%, 7/1/16                                       $1,006,430
NR             NR                 300   Lucas County, Ohio,
                                        Economic Development
                                        Multifamily Housing
                                        (County Creek Project),
                                        8.00%, 7/1/26                                          285,012
                                                                                        --------------
                                                                                            $1,291,442
                                                                                        --------------
                                        Industrial Development
                                        Revenue - 8.5%
Aa             NR                $650   Cuyahoga County, Ohio,
                                        IDR, (Chippewa Place
                                        Project), 5.80% 8/1/05                                $663,436
NR             A-               1,020   Ohio Economic
                                        Development Commission,
                                        (ABS Industries)
                                        (AMT), 6.00%, 6/1/04                                 1,046,316
NR             A-                 765   Ohio Economic
                                        Development Commission,
                                        (Ohio Enterprise Bond
                                        Fund-Progress Plastics
                                        Products), (AMT),
                                        6.80%, 12/1/01                                         828,694
                                                                                        --------------
                                                                                            $2,538,446
                                                                                        --------------
                                        Insured Education - 3.8%
Aaa            AAA             $1,250   Ohio State Public
                                        Facilities Commission,
                                        (Higher Educational
                                        Facilities), (AMBAC),
                                        4.30%, 12/1/08                                      $1,127,450
                                                                                        --------------
                                        Insured General Obligations - 24.4%
Aaa            AAA             $1,000   Cleveland, Ohio, (MBIA),
                                        6.50%, 11/15/01                                     $1,088,050
Aaa            AAA                300   Huron County, Ohio,
                                        (Landfill Refunding),
                                        (MBIA), 5.50%, 12/1/08                                 302,625
Aaa            AAA              1,350   Mt. Vernon County, Ohio,
                                        Local School District,
                                        (FGIC), 7.50%, 12/1/14                               1,566,040
Aaa            AAA              1,760   Southwest Licking Ohio
                                        School Facilities
                                        Improvement, (FGIC),
                                        7.10%, 12/1/16                                       1,700,640
Aaa            AAA                400   St. Henry, Ohio, Local
                                        School District, (MBIA),
                                        5.25%, 12/1/19                                         377,468
Aaa            AAA              1,000   West Clermont Ohio
                                        School District, (AMBAC),
                                        7.125%, 12/1/19                                        570,175
Aaa            AAA              1,500   West Clermont Ohio
                                        School District, (AMBAC),
                                        6.90%, 12/1/12 (1)                                   1,672,245
                                                                                        --------------
                                                                                            $7,277,243
                                                                                        --------------
                                        Insured Hospital - 3.7%
Aaa            AAA             $1,000   Portage County Ohio
                                        Hospital Revenue Bonds,
                                        (Robinson Hospital Project),
                                        (MBIA), 6.50%, 11/15/04                             $1,097,600
                                                                                        --------------
                                        Insured Transportation - 3.2%
Aaa            AAA             $1,000   Dayton, Ohio, Airport
                                        Revenue, (James M. Cox -
                                        Dayton International
                                        Airport), (AMBAC),
                                        5.25%, 12/1/15                                        $952,340
                                                                                        --------------
                                        Insured Utility - 1.8%
Aaa            AAA               $500   Cleveland, Ohio, Public
                                        Power System, (MBIA),
                                        6.10%, 11/15/03                                       $538,760
                                                                                        --------------
                                        Insured Water & Sewer - 2.1%
Aaa            AAA               $690   Bellefontaine, Ohio,
                                        Water System Mortgage
                                        Revenue, (AMBAC),
                                        5.00%, 12/1/15                                        $635,580
                                                                                        --------------
                                        Life Care - 2.2%
NR             BBB-              $680   Marion County, Ohio,
                                        Health Care Facilities,
                                        (United Church Homes
                                        Project), 5.25%, 11/15/98                             $675,131
                                                                                        --------------
                                        Nursing Homes - 1.2%
NR             NR                $300   Greene County, Ohio,
                                        First Mortgage, (Fairview
                                        Extended Care),
                                        10.125%, 1/1/11                                       $339,504
                                                                                        --------------
                                        Special Tax - 1.7%
NR             NR                $504   Columbus Ohio Special
                                        Assessment, 6.05%, 9/15/05                            $501,221
                                                                                        --------------
                                        Total Tax-Exempt
                                        Investments (identified
                                        cost, $29,217,526)                                 $29,797,406
                                                                                        ==============

(1) Security has been segregated to cover margin requirements on open financial futures contracts.

The Portfolio invests primarily in debt securities issued by Ohio municipalities.
The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1996, 39.0% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution range from 11.0% to 19.1% of total investments.

See notes to financial statements



Pennsylvania Limited Maturity Municipals Portfolio
Portfolio of Investments - September 30, 1996 (Unaudited)

Tax-Exempt Investments - 100%

Ratings (Unaudited)
-------------------    Principal
                          Amount
          Standard          (000
Moody's   & Poor's      Omitted)   Security                                              Value
---------------------------------  ------------------------------------------------------------
                                   Assisted Living - 1.5%
NR        NR              $1,120   Delaware County,
                                   Pennsylvania, Industrial
                                   Development Authority,
                                   (Glen Riddle Project),
                                   (AMT),8.125%, 9/1/05                             $1,181,141
                                                                                --------------
                                   Cogeneration - 4.3%
NR        BBB-             2,000   Pennsylvania Economic
                                   Development Financing
                                   Authority, (Resource
                                   Recovery - Culver Project),
                                   (AMT), 7.05%, 12/1/10                            $2,094,260
NR        NR               1,200   Pennsylvania Economic
                                   Development Financing
                                   Authority, (Resource
                                   Recovery for Northampton),
                                   6.75%, 1/1/07                                     1,221,120
                                                                                --------------
                                                                                    $3,315,380
                                                                                --------------
                                   Education - 8.8%
NR        AAA               $700   Montgomery County
                                   Higher Education and
                                   Health Authority, (Saint
                                   Joseph's University),
                                   (CLEE), 6.00%, 12/15/02                            $741,447
Aa        A+               1,500   Pennsylvania Higher
                                   Educational Facilities
                                   Authority, (Thomas
                                   Jefferson University),
                                   5.90%, 8/15/00                                    1,567,170
Aa        AA               4,500   Pennsylvania Higher
                                   Educational Facilities
                                   Authority, (University of
                                   Pennsylvania Hospital),
                                   5.875%, 1/1/15                                    4,545,630
                                                                                --------------
                                                                                    $6,854,247
                                                                                --------------
                                   Escrowed - 16.2%
Aaa       AAA             $3,200   Philadelphia Municipal
                                   Authority, Justice Lease
                                   Revenue Bonds, (FGIC),
                                   Prerefunded to 11/15/01,
                                   7.10%, 11/15/11                                  $3,603,712
Aaa       NR               2,500   Philadelphia, Pennsylvania,
                                   Hospital & Higher
                                   Education, (Children's
                                   Hospital), Prerefunded to
                                   2/15/02, 6.50%, 2/15/21                           2,743,800
Aaa       AAA             $2,070   Pennsylvania
                                   Intragovernmental
                                   Cooperative Authority,
                                   (City of Philadelphia
                                   Funding Program), (FGIC),
                                   Escrowed to Maturity,
                                   6.00%, 6/15/02                                   $2,197,698
Baa       BBB                500   Pennsylvania State Higher
                                   Education, (Medical
                                   College of Pennsylvania),
                                   Prefunded to 3/1/01,
                                   7.25%, 3/1/05                                       558,380
Aaa       AAA              1,500   Somerset County,
                                   Pennsylvania, General
                                   Authority, (FGIC),
                                   Escrowed to Maturity,
                                   6.50%, 10/15/01                                   1,623,225
Aaa       AAA              7,000   Westmoreland County,
                                   Pennsylvania, Municipal
                                   Authority, 0.00%, 8/15/19                         1,851,990
                                                                                --------------
                                                                                   $12,578,805
                                                                                --------------
                                   General Obligations - 4.2%
Aa        AA              $1,575   Delaware County,
                                   Pennsylvania, 5.50%,
                                   10/1/15                                          $1,556,714
Baa1      A                  750   Puerto Rico Aqueduct &
                                   Sewer Authority, 5.00%,
                                   7/1/15                                              688,328
Baa1      A                1,000   The Commomwealth of
                                   Puerto Rico, Public
                                   Improvement Refunding
                                   Bonds, 5.50%, 7/1/01                              1,034,870
                                                                                --------------
                                                                                    $3,279,912
                                                                                --------------
                                   Hospitals - 21.4%
Aa        AA              $2,000   Geisinger, Pennsylvania,
                                   Health System, 7.375%,
                                   7/1/02                                           $2,153,500
NR        AAA              1,030   Indiana County,
                                   Pennsylvania, Hospital
                                   Authority, (Indiana
                                   Hospital Project),
                                   (CLEE), 5.75%, 7/1/00                             1,062,723
NR        AAA                825   Indiana County,
                                   Pennsylvania, Hospital
                                   Authority, (Indiana
                                   Hospital Project), (CLEE),
                                   5.875%, 7/1/01                                      859,320
A         BBB+            $1,000   Monroeville, Pennsylvania,
                                   Hospital Authority,
                                   (Forbes Health),
                                   5.75%, 10/1/05                                   $1,003,470
Baa       NR               1,030   Montgomery County,
                                   Pennsylvania, Higher
                                   Education & Health
                                   Authority, (Montgomery
                                   Hospital), 6.25%, 7/1/06                          1,043,359
Baa       NR               1,100   Montgomery County,
                                   Pennsylvania, Higher
                                   Education & Health
                                   Authority, (Montgomery
                                   Hospital), 6.375%, 7/1/07                         1,117,380
A         NR                 500   New Castle Area Hospital
                                   Authority, (St. Francis
                                   Hospital of New Castle),
                                   5.90%, 11/15/00                                     513,905
NR        BBB                445   Northampton County
                                   Hospital Authority,
                                   (Easton Hospital)
                                   6.90%, 1/1/02                                       457,504
Baa1      BBB+             1,500   The Hospitals and Higher
                                   Education Facilities
                                   Authority of Philadelphia,
                                   (Graduate Health System),
                                   7.00%, 7/1/05                                     1,533,885
Baa1      BBB+             2,500   Philadelphia, Pennsylvania,
                                   Hospital and Higher
                                   Education Facilities
                                   Authority, (Pennsylvania
                                   Hospital), 6.05%, 7/1/04                          2,536,700
Aa        NR               4,750   Pottsville, PA, Hospital
                                   Authority, (Daughters of
                                   Charity), 5.00%,
                                   8/15/12 (1)                                       4,368,195
                                                                                --------------
                                                                                   $16,649,941
                                                                                --------------
                                   Industrial Development
                                   Revenue - 1.2%
NR        NR                $885   Chester County, PA,
                                   Industrial Development
                                   Authority, 8.00%, 9/1/05                           $926,153
                                                                                --------------
                                   Insured Education - 3.1%
Aaa       AAA             $2,280   Lycoming County
                                   Authority, Pennnsylvania,
                                   College Revenue Bonds,
                                   (AMBAC), 6.00%, 11/1/01                          $2,409,253
                                                                                --------------

                                   Insured General Obligations - 6.1%
Aaa       AAA             $2,000   Bucks County,
                                   Pennsylvania, Technical
                                   School Authority,
                                   (AMBAC), 5.375%,
                                   8/15/15                                          $1,920,840
Aaa       AAA              3,000   Commonwealth of
                                   Pennsylvania, (AMBAC),
                                   5.00%, 11/15/11                                   2,838,330
                                                                                --------------
                                                                                    $4,759,170
                                                                                --------------
                                   Insured Hospitals - 12.6%
Aaa       AAA             $1,250   Allegheny County,
                                   Pennsylvania, Hospital
                                   Development Authority,
                                   (South Hills Health),
                                   (MBIA), 5.50%, 5/1/08                            $1,255,250
Aaa       AAA              1,000   The Hospital Authority of
                                   Beaver County,
                                   Pennsylvania, (The Medical
                                   Center of Beaver, PA),
                                   (AMBAC), 5.90%,
                                   7/1/00                                            1,043,810
Aaa       AAA              1,985   Chester County,
                                   Pennsylvania, Health &
                                   Educational Facilities,
                                   (Chester County Hospital),
                                   (MBIA), 5.625%, 7/1/09                            1,977,656
Aaa       AAA              1,000   Erie County, Pennsylvania,
                                   Hospital Authority, (Hamot
                                   Health System), (AMBAC),
                                   7.10%, 2/15/10                                    1,087,220
Aaa       AAA              2,050   Sayre Health Care Facilities
                                   Authority, (Guthrie Medical
                                   Center), (AMBAC),
                                   6.50%, 3/1/00                                     2,169,556
Aaa       AAA              2,100   Washington County
                                   Hospital Authority,
                                   (Shadyside Hospital
                                   Project), (AMBAC),
                                   5.80%, 12/15/02                                   2,215,899
                                                                                --------------
                                                                                    $9,749,391
                                                                                --------------
                                   Insured Lease Revenue/
                                   Certificates of Participation - 2.1%
Aaa       AAA               $500   The Harrisburg Authority
                                   (Dauphin County,
                                   Pennsylvania), Lease
                                   Revenue Bonds, (CGIC),
                                   6.25%, 6/1/01                                      $535,300
Aaa       AAA              1,000   Northumberland County
                                   Authority, Pennsylvania,
                                   Lease Revenue Bonds,
                                   (MBIA), 6.50%, 10/15/01                           1,082,150
                                                                                --------------
                                                                                    $1,617,450
                                                                                --------------
                                   Insured Transportation - 5.7%
Aaa       AAA             $4,250   Pennsylvania State
                                   Turnpike Commisssion,
                                   (AMBAC), 6.25%,
                                   6/1/11 (1)                                       $4,437,383
                                                                                --------------
                                   Life Care - 1.0%
NR        NR                $245   Delaware County,
                                   Pennsylvania, Authority,
                                   (White Horse Village),
                                   6.30%, 7/1/03                                      $245,368
NR        NR                 505   Delaware County,
                                   Pennsylvania, Authority,
                                   (White Horse Village),
                                   6.40%, 7/1/04                                       505,848
                                                                                --------------
                                                                                      $751,216
                                                                                --------------
                                   Nursing Home - 0.7%
NR        NR                $500   Wilkins Area,
                                   Pennsylvania, Industrial
                                   Development Authority,
                                   (Fairview Extended Care),
                                   10.25%, 1/1/21                                     $568,095
                                                                                --------------
                                   Solid Waste - 2.4%
Baa       A-                $500   Greater Lebanon Refuse
                                   Authority of Lebanon
                                   County, Pennsylvania, Solid
                                   Waste Revenue,
                                   6.20%, 5/15/99                                      511,805
Baa       A-                 500   Greater Lebanon Refuse
                                   Authority of Lebanon
                                   County, Pennsylvania, Solid
                                   Waste Revenue,
                                   6.20%, 5/15/99                                      513,890
Baa       A-                 300   Greater Lebanon Refuse
                                   Authority of Lebanon
                                   County, Pennsylvania, Solid
                                   Waste Revenue,
                                   6.20%, 5/15/99                                      310,011
Baa       A-                 500   Greater Lebanon Refuse
                                   Authority of Lebanon
                                   County, Pennsylvania, Solid
                                   Waste Revenue,
                                   6.20%, 5/15/99                                      518,755
                                                                                --------------
                                                                                    $1,854,461
                                                                                --------------
                                   Special Tax Revenue - 0.3%
NR        NR                $250   Virgin Islands Public
                                   Finance Authority,
                                   (V.I. General Obligation/
                                   Matching Loan Fund
                                   Notes), 6.70%, 10/1/99                             $261,540
                                                                                --------------
                                   Transportation - 4.8%
Aa3       AA-             $2,550   Southeastern Pennsylvania
                                   Transportation Authority,
                                   LOC:Canadian Imperial
                                   Bank of Commerce,
                                   6.00%, 6/1/99                                    $2,646,033
Aa3       AA-              1,000   Southeastern Pennsylvania
                                   Transportation Authority,
                                   LOC: Canadian Imperial
                                   Bank of Commerce,
                                   6.00%, 6/1/99                                     1,052,490
                                                                                --------------
                                                                                    $3,698,523
                                                                                --------------
                                   Utility - 1.4%
NR        NR              $1,000   Virgin Island Water &
                                   Authority, 7.40%, 7/1/11                         $1,058,840
                                                                                --------------
                                   Water & Sewer - 2.2%
NR        AA              $1,600   Pennsylvania Infrastucture
                                   Investment Authority,
                                   (Pennvest Pool Program),
                                   6.45%, 9/1/04                                    $1,743,855
                                                                                --------------
                                   Total Tax-Exempt
                                   Investments (identified
                                   cost, $76,000,297)                              $77,694,756
                                                                                ==============


(1) Security has been segregated to cover margin requirements on open financial futures contracts.

The Portfolio invests primarily in debt securities issued by Pennsylvania municipalities.
The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1996, 29.6% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution range from 0.7% to 22.9% of total investments.

See notes to financial statements




Limited Maturity Municipals Portfolios
Financial Statements

Statments of Assets and Liabilities

September 30, 1996 (Unaudited)

                                       California     Connecticut         Florida   Massachusetts        Michigan
                                          Limited         Limited         Limited         Limited         Limited
                                        Portfolio       Portfolio       Portfolio       Portfolio       Portfolio
                                     ------------    ------------    ------------    ------------    ------------
Assets:
Investments --
Identified cost                       $48,626,770     $13,652,704    $104,324,918     $78,671,495     $16,446,546
Unrealized appreciation                 1,310,815         229,251       2,616,737       1,632,770         487,998
                                     ------------    ------------    ------------    ------------    ------------
Total investments, at value
(Note 1A)                             $49,937,585     $13,881,955    $106,941,655     $80,304,265     $16,934,544
Cash                                      300,741          24,512             128             628             540
Receivable for daily variation
margin on open financial
futures contracts (Note 1E)                14,063           3,938          15,469          11,250           4,500
Receivable for investments sold         1,710,228              --         490,000       2,152,342              --
Interest receivable                       872,066         219,245       2,387,597       1,234,078         398,525
Deferred organization expenses
(Note 1D)                                   2,401           1,064           6,679           6,480           1,811
                                     ------------    ------------    ------------    ------------    ------------
Total assets                          $52,837,084     $14,130,714    $109,841,528     $83,709,043     $17,339,920
                                     ------------    ------------    ------------    ------------    ------------
Liabilities:
Demand note payable (Note 5)                  $--            $ --         $89,000        $870,000         $16,000
Payable for investments purchased       1,988,773              --              --         519,843              --
Payable to affiliate --
Trustees' fee                               1,543              41           2,044           1,544           1,237
Accrued expenses                            4,508           1,651          10,872           7,347           1,010
                                     ------------    ------------    ------------    ------------    ------------
Total liabilities                      $1,994,824          $1,692        $101,916      $1,398,734         $18,247
                                     ------------    ------------    ------------    ------------    ------------
Net Assets applicable to
investors' interest in
Portfolio                             $50,842,260     $14,129,022    $109,739,612     $82,310,309     $17,321,673
                                     ============    ============    ============    ============    ============

Sources of Net Assets:
Net proceeds from capital
contributions and withdrawals         $49,591,121     $13,918,106    $107,188,518     $80,725,279     $16,854,396
Unrealized appreciation of
investments and financial
futures contracts (computed on the
basis of identified cost)               1,251,139         210,916       2,551,094       1,585,030         467,277
                                     ------------    ------------    ------------    ------------    ------------
Total                                 $50,842,260     $14,129,022    $109,739,612     $82,310,309     $17,321,673
                                     ============    ============    ============    ============    ============



Statements of Assets and Liabilities

September 30, 1996 (Unaudited)

                                       New Jersey        New York            Ohio    Pennsylvania
                                          Limited         Limited         Limited         Limited
                                        Portfolio       Portfolio       Portfolio       Portfolio
                                     ------------    ------------    ------------    ------------
Assets:
Investments --
Identified cost                       $66,515,858    $116,927,363     $29,124,986     $76,000,297
Unrealized appreciation                 1,617,915       1,366,428         672,420       1,694,459
                                     ------------    ------------    ------------    ------------
Total investments, at value
(Note 1A)                             $68,133,773    $118,293,791     $29,797,406     $77,694,756
Cash                                          315       2,175,768         110,001         471,553
Receivable for daily variation
margin on open financial futures
contracts (Note 1E)                        17,156          11,250           4,219          14,063
Receivable for investments sold         1,301,997              --         574,868       2,680,360
Interest receivable                     1,110,661       2,082,335         561,895       1,311,314
Deferred organization expenses
(Note 1D)                                   2,785           4,070           1,261           4,244
                                     ------------    ------------    ------------    ------------
Total assets                          $70,566,687    $122,567,214     $31,049,650     $82,176,290
                                     ------------    ------------    ------------    ------------
Liabilities:
Demand note payable (Note 5)             $912,000            $ --            $ --            $ --
Payable for investments purchased              --       1,993,130         301,742       2,903,787
Payable to affiliate --
Trustees' fee                               1,544           2,044             417           1,544
Accrued expenses                            6,126          10,816           2,612           6,471
                                     ------------    ------------    ------------    ------------
Total liabilities                        $919,670      $2,005,990        $304,771      $2,911,802
                                     ------------    ------------    ------------    ------------
Net Assets applicable to investors'
interest in Portfolio                 $69,647,017    $120,561,224     $30,744,879     $79,264,488
                                     ============    ============    ============    ============

Sources of Net Assets:
Net proceeds from capital
contributions and withdrawals         $68,106,374    $119,242,536     $30,086,705     $77,629,704
Unrealized appreciation of
investments and financial futures
contracts (computed on the basis of
identified cost)                        1,540,643       1,318,688         658,174       1,634,784
                                     ------------    ------------    ------------    ------------
Total                                 $69,647,017    $120,561,224     $30,744,879     $79,264,488
                                     ============    ============    ============    ============

See notes to financial statements





Statements of Operations

Six Months Ended September 30, 1996 (Unaudited)

                                       California     Connecticut         Florida   Massachusetts        Michigan
                                          Limited         Limited         Limited         Limited         Limited
                                        Portfolio       Portfolio       Portfolio       Portfolio       Portfolio
                                     ------------    ------------    ------------    ------------    ------------
Investment Income:
Interest income                        $1,536,294        $393,886      $3,194,008      $2,429,471        $563,180
                                     ------------    ------------    ------------    ------------    ------------
Expenses --
Investment adviser fee (Note 2)          $128,123         $33,271        $270,842        $205,650         $45,718
Compensation of Trustees not
members of the Investment
Adviser's organization                      3,224             123           4,216           3,738              82
Custodian fees (Note 1G)                   16,619           6,784          32,239          19,711           8,174
Legal and accounting services              18,520          14,220          20,420          20,420          18,420
Amortization of organization
expenses (Note 1D)                            499           1,288           2,108           2,050           1,561
Miscellaneous                              10,674           4,325          17,769          17,526           5,647
                                     ------------    ------------    ------------    ------------    ------------
Total expenses                           $177,659         $60,011        $347,594        $269,095         $79,602
                                     ------------    ------------    ------------    ------------    ------------
Deduct --
Reduction of investment
adviser fee (Note 2)                        $  --         $16,677           $  --           $  --           $  --
Reduction of custodian
fee (Note 1G)                               1,815           3,346           3,859           7,880           2,416
                                     ------------    ------------    ------------    ------------    ------------
Total                                      $1,815         $20,023          $3,859          $7,880          $2,416
                                     ------------    ------------    ------------    ------------    ------------
Net expenses                             $175,844         $39,988        $343,735        $261,215         $77,186
                                     ------------    ------------    ------------    ------------    ------------
Net investment income                  $1,360,450        $353,898      $2,850,273      $2,168,256        $485,994
                                     ------------    ------------    ------------    ------------    ------------
Realized and Unrealized Gain
(Loss) on Investments:
Net realized gain (loss) --
Investment transactions
(identified cost basis)                 ($122,600)        $11,875       ($447,887)      ($209,918)       $162,171
Financial futures contracts              (350,046)        (44,410)       (604,420)       (328,595)        (98,059)
                                     ------------    ------------    ------------    ------------    ------------
Net realized gain (loss)                ($472,646)       ($32,535)    ($1,052,307)      ($538,513)        $64,112
                                     ------------    ------------    ------------    ------------    ------------
Change in unrealized
appreciation (depreciation) --
Investments                              $272,386          $2,525        $312,799          $2,712        ($90,436)
Financial futures contracts               (59,675)        (15,159)        (65,643)        (47,740)        (15,958)
                                     ------------    ------------    ------------    ------------    ------------
Net unrealized appreciation
(depreciation) of investments            $212,711        ($12,634)       $247,156        ($45,028)      ($106,394)
                                     ------------    ------------    ------------    ------------    ------------
Net realized and unrealized loss        ($259,935)       ($45,169)      ($805,151)      ($583,541)       ($42,282)
                                     ------------    ------------    ------------    ------------    ------------
Net increase in net assets
from operations                        $1,100,515        $308,729      $2,045,122      $1,584,715        $443,712
                                     ============    ============    ============    ============    ============



Statements of Operations (Continued)

Six Months Ended September 30, 1996 (Unaudited)

                                       New Jersey        New York            Ohio    Pennsylvania
                                          Limited         Limited         Limited         Limited
                                        Portfolio       Portfolio       Portfolio       Portfolio
                                     ------------    ------------    ------------    ------------
Investment Income:
Interest income                        $2,065,062      $3,511,702        $929,511      $2,431,381
                                     ------------    ------------    ------------    ------------
Expenses --
Investment adviser fee (Note 2)          $173,692        $300,218         $75,224        $200,015
Compensation of Trustees not
members of the Investment
Adviser's organization                      3,225           4,217             828           3,225
Custodian fees (Note 1G)                   22,025          36,484          11,385          25,483
Legal and accounting services              18,420          20,420          18,420          20,420
Amortization of organization
expenses (Note 1D)                            897           1,289           1,288           1,339
Miscellaneous                               9,408          14,611           6,201          15,954
                                     ------------    ------------    ------------    ------------
Total expenses                           $227,667        $377,239        $113,346        $266,436
Deduct --
Reduction of custodian
fee (Note 1G)                               9,927           4,890           3,217           3,941
                                     ------------    ------------    ------------    ------------
Net expenses                             $217,740        $372,349        $110,129        $262,495
                                     ------------    ------------    ------------    ------------
Net investment income                  $1,847,322      $3,139,353        $819,382      $2,168,886
                                     ------------    ------------    ------------    ------------
Realized and Unrealized Gain
(Loss) on Investments:
Net realized gain (loss) --
Investment transactions
(identified cost basis)                   $13,590        ($55,254)       $170,489        $292,280
Financial futures contracts              (286,485)       (553,518)        (89,321)       (576,904)
                                     ------------    ------------    ------------    ------------
Net realized gain (loss)                ($272,895)      ($608,772)        $81,168       ($284,624)
                                     ------------    ------------    ------------    ------------
Change in unrealized
appreciation (depreciation) --
Investments                              $127,275        ($16,010)        ($1,381)      ($208,107)
Financial futures contracts               (63,883)        (47,740)        (14,246)        (59,675)
                                     ------------    ------------    ------------    ------------
Net unrealized appreciation
(depreciation) of investments             $63,392        ($63,750)       ($15,627)      ($267,782)
                                     ------------    ------------    ------------    ------------
Net realized and unrealized
gain (loss)                             ($209,503)      ($672,522)        $65,541       ($552,406)
                                     ------------    ------------    ------------    ------------
Net increase in net assets
from operations                        $1,637,819      $2,466,831        $884,923      $1,616,480
                                     ============    ============    ============    ============

See notes to financial statments





Statements of Changes in Net Assets

Six Months Ended September 30, 1996 (Unaudited)

                                       California     Connecticut         Florida   Massachusetts        Michigan
                                          Limited         Limited         Limited         Limited         Limited
                                        Portfolio       Portfolio       Portfolio       Portfolio       Portfolio
                                     ------------    ------------    ------------    ------------    ------------
Increase (Decrease)
in Net Assets:
From operations --
Net investment income                  $1,360,450        $353,898      $2,850,273      $2,168,256        $485,994
Net realized gain (loss)
on investments                           (472,646)        (32,535)     (1,052,307)       (538,513)         64,112
Change in unrealized appreciation
of investments                            212,711         (12,634)        247,156         (45,028)       (106,394)
                                     ------------    ------------    ------------    ------------    ------------
Net increase in net assets
from operations                        $1,100,515        $308,729      $2,045,122      $1,584,715        $443,712
                                     ------------    ------------    ------------    ------------    ------------
Capital transactions --
Contributions                          $7,819,944        $639,611     $21,639,528     $16,916,097        $251,914
Withdrawals                           (17,294,279)     (1,680,844)    (41,780,049)    (33,325,779)     (4,565,359)
                                     ------------    ------------    ------------    ------------    ------------
Decrease in net assets resulting
from capital transactions             ($9,474,335)    ($1,041,233)   ($20,140,521)   ($16,409,682)    ($4,313,445)
                                     ------------    ------------    ------------    ------------    ------------
Total decrease in net assets          ($8,373,820)      ($732,504)   ($18,095,399)   ($14,824,967)    ($3,869,733)
Net Assets:
At beginning of period                 59,216,080      14,861,526     127,835,011      97,135,276      21,191,406
                                     ------------    ------------    ------------    ------------    ------------
At end of period                      $50,842,260     $14,129,022    $109,739,612     $82,310,309     $17,321,673
                                     ============    ============    ============    ============    ============



Statements of Changes in Net Assets (Continued)

Six Months Ended September 30, 1996 (Unaudited)

                                       New Jersey        New York            Ohio    Pennsylvania
                                          Limited         Limited         Limited         Limited
                                        Portfolio       Portfolio       Portfolio       Portfolio
                                     ------------    ------------    ------------    ------------
Increase (Decrease)
in Net Assets:
From operations --
Net investment income                  $1,847,322      $3,139,353        $819,382      $2,168,886
Net realized gain (loss)
on investments                           (272,895)       (608,772)         81,168        (284,624)
Change in unrealized appreciation
of investments                             63,392         (63,750)        (15,627)       (267,782)
                                     ------------    ------------    ------------    ------------
Net increase in net assets
from operations                        $1,637,819      $2,466,831        $884,923      $1,616,480
                                     ------------    ------------    ------------    ------------
Capital transactions --
Contributions                         $15,071,160     $21,586,967        $446,624     $19,231,304
Withdrawals                           (27,234,538)    (42,221,053)     (4,116,043)    (33,777,296)
                                     ------------    ------------    ------------    ------------
Decrease in net assets resulting
from capital transactions            ($12,163,378)   ($20,634,086)    ($3,669,419)   ($14,545,992)
                                     ------------    ------------    ------------    ------------
Total decrease in net assets         ($10,525,559)   ($18,167,255)    ($2,784,496)   ($12,929,512)
Net Assets:
At beginning of period                 80,172,576     138,728,479      33,529,375      92,194,000
                                     ------------    ------------    ------------    ------------
At end of period                      $69,647,017    $120,561,224     $30,744,879     $79,264,488
                                     ============    ============    ============    ============



Statements of Changes in Net Assets(Continued)

Year Ended March 31, 1996

                                       California     Connecticut         Florida   Massachusetts        Michigan
                                          Limited         Limited         Limited         Limited         Limited
                                        Portfolio       Portfolio       Portfolio       Portfolio       Portfolio
                                     ------------    ------------    ------------    ------------    ------------
Increase (Decrease)
in Net Assets:
From operations --
Net investment income                  $3,416,052        $795,358      $6,849,405      $5,212,102      $1,341,190
Net realized gain (loss)
on investments                            690,889          16,771         295,731         (63,095)        313,930
Change in unrealized appreciation
of investments                            500,309         283,601       1,590,260       1,762,463          87,479
                                     ------------    ------------    ------------    ------------    ------------
Net increase in net assets
from operations                        $4,607,250      $1,095,730      $8,735,396      $6,911,470      $1,742,599
                                     ------------    ------------    ------------    ------------    ------------
Capital transactions --
Contributions                          $2,502,298      $1,702,174     $10,648,982      $4,408,033        $748,500
Withdrawals                           (30,237,193)     (5,251,996)    (56,128,282)    (33,303,769)    (14,497,709)
                                     ------------    ------------    ------------    ------------    ------------
Decrease in net assets resulting
from capital transactions            ($27,734,895)    ($3,549,822)   ($45,479,300)   ($28,895,736)   ($13,749,209)
                                     ------------    ------------    ------------    ------------    ------------
Total decrease in net assets         ($23,127,645)    ($2,454,092)   ($36,743,904)   ($21,984,266)   ($12,006,610)
Net Assets:
At beginning of year                   82,343,725      17,315,618     164,578,915     119,119,542      33,198,016
                                     ------------    ------------    ------------    ------------    ------------
At end of year                        $59,216,080     $14,861,526    $127,835,011     $97,135,276     $21,191,406
                                     ============    ============    ============    ============    ============



Statements of Changes in Net Assets (Continued)

Year Ended March 31, 1996
                                       New Jersey        New York            Ohio    Pennsylvania
                                          Limited         Limited         Limited         Limited
                                        Portfolio       Portfolio       Portfolio       Portfolio
                                     ------------    ------------    ------------    ------------
Increase (Decrease)
in Net Assets:
From operations --
Net investment income                  $4,281,726      $7,387,952      $1,869,100      $4,991,356
Net realized gain (loss)
on investments                             83,359         217,916         230,400        (470,305)
Change in unrealized appreciation
of investments                            875,687       2,312,427         179,256       1,828,795
                                     ------------    ------------    ------------    ------------
Net increase in net assets
from operations                        $5,240,772      $9,918,295      $2,278,756      $6,349,846
                                     ------------    ------------    ------------    ------------
Capital transactions --
Contributions                          $2,138,038      $7,273,143      $1,242,994      $4,976,577
Withdrawals                           (24,485,909)    (52,095,383)     (9,427,749)    (32,738,468)
                                     ------------    ------------    ------------    ------------
Decrease in net assets resulting
from capital transactions            ($22,347,871)   ($44,822,240)    ($8,184,755)   ($27,761,891)
                                     ------------    ------------    ------------    ------------
Total decrease in net assets         ($17,107,099)   ($34,903,945)    ($5,905,999)   ($21,412,045)
Net Assets:
At beginning of year                   97,279,675     173,632,424      39,435,374     113,606,045
                                     ------------    ------------    ------------    ------------
At end of year                        $80,172,576    $138,728,479     $33,529,375     $92,194,000
                                     ============    ============    ============    ============

See notes to financial statments





Supplementary Data

                                      California Limited Portfolio
                       ----------------------------------------------------
                    Six Months Ended            Year Ended March 31,
                        September 30,    ----------------------------------
                          (Unaudited)         1996         1995      1994**
                             --------    --------     --------     --------
Ratios
(As a percentage of
average daily net
assets)++:
Net expenses (1)               0.65%+        0.58%        0.53%       0.46%+
Net Expenses after
custodian fee reduction        0.64%+        0.55%          --          --
Net investment income          4.95%+        4.82%        4.72%       4.50%+
Portfolio Turnover               18%           36%          56%          6%
Net Assets, end of period
(000 omitted)               $50,842       $59,216      $82,344     $95,704

++ The operating expenses of The Portfolios may reflect a reduction of The investment adviser fee and/or an allocation of expenses to the Investment Adviser. Had such actions not been taken, the ratios would have been as follows:

Ratios (As a percentage of
average daily net assets):
Expenses (1)                                                          0.52%+
Expenses after custodian
fee reduction                                                           --
Net investment income                                                 4.44%+



Supplementary Data (continued)

                                  Connecticut Limited Portfolio
                       ----------------------------------------------------
                    Six Months Ended            Year Ended March 31,
                  September 30, 1996     ----------------------------------
                          (Unaudited)        1996         1995         1994*
                             --------    --------     --------     --------
Ratios
(As a percentage of
average daily net
assets)++:
Net expenses (1)               0.60%+        0.39%        0.17%      0.00%+
Net Expenses after
custodian fee reduction        0.56%+        0.35%          --         --
Net investment income          4.92%+        4.91%        4.95%      4.53%+
Portfolio Turnover               33%           52%          73%        39%
Net Assets, end of period
(000 omitted)               $14,129       $14,862      $17,316    $16,767

++ The operating expenses of The Portfolios may reflect a reduction of The investment adviser fee and/or an allocation of expenses to the Investment Adviser. Had such actions not been taken, the ratios would have been as follows:

Ratios (As a percentage of
average daily net assets):
Expenses (1)                   0.83%+        0.72%        0.67%      0.62%+
Expenses after custodian
fee reduction                  0.79%+          --           --         --
Net investment income          4.69%+        4.58%        4.45%      3.92%+



Supplementary Data (continued)

                                      Florida Limited Portfolio
                    -------------------------------------------------------
                    Six Months Ended           Year Ended March 31,
                        September 30,    ----------------------------------
                          (Unaudited)        1996         1995         1994**
                             --------    --------     --------     --------
Ratios
(As a percentage of
average daily net
assets)++:
Net expenses (1)              0.60%+        0.55%        0.52%       0.49%+
Net expenses after
custodian fee reduction       0.59%+        0.54%          --          --
Net investment income         4.86%+        4.73%        4.73%       4.53%+
Portfolio Turnover              28%           20%          44%          8%
Net Assets, end of period
(000 omitted)             $109,740      $127,835     $164,579    $185,977


Supplementary Data (Continued)

                               Massachusetts Limited Portfolio
                 ----------------------------------------------------
                   Six Months Ended     Year Ended March 31,
                 September 30, 1996  --------------------------------
                         (Unaudited         1996       1995       1994**
                 ------------------    ---------    -------    ------
Ratios
(As a percentage of
average daily net
assets):
Net expenses (1)               0.61%+       0.57%      0.54%      0.52%+
Net expenses after
custodian fee reduction        0.59%+       0.55%        --         --
Net investment income          4.89%+       4.72%      4.90%      4.57%+
Portfolio Turnover               29%          27%        46%         8%
Net Assets, end of period
(000 omitted)               $82,310      $97,135   $119,120   $119,772

+   Annualized.

*   For the period from the start of business, April 16, 1993, to March 31, 1994.

**  For the period from the start of business, May 3, 1993, to March 31, 1994.

(1) The expense ratios for the year ended March 31, 1996, and periods thereafter, have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require each Portfolio to increase its expense ratio by the effect of any offset arrangements with its service providers. The expense ratios for each of the periods ended
    March 31, 1995 and 1994 have not been adjusted to reflect this change.

See notes to financial statements




Supplementary Data (continued)

                                    Michigan Limited Portfolio
                       ----------------------------------------------------
                     Six Months Ended             Year Ended March 31,
                   September 30, 1996    ----------------------------------
                           (Unaudited)       1996         1995         1994*
                             --------    --------     --------     --------
Ratios
(As a percentage of
average daily net
assets)++:
Net expenses (1)               0.83%+        0.68%        0.48%        0.00%+
Net expenses after
custodian fee reduction        0.80%+        0.64%          --           --
Net investment income          5.04%+        5.00%        4.88%        4.62%+
Portfolio Turnover                 14%         40%         111%          30%
Net Assets, end of period
(000 omitted)                 $17,322     $21,191      $33,198      $35,608

++ The operating expenses of The Portfolios may reflect a reduction of The investment adviser fee and/or an allocation of expenses to the Investment
   Adviser. Had such actions not been taken, the ratios would have been as follows:

Ratios (As a percentage of
average daily net assets):
Expenses (1)                                              0.59%        0.54%+
Net investment income                                     4.77%        4.08%+



Supplementary Data (continued)

                                     New Jersey Limited Portfolio
                       ----------------------------------------------------
                     Six Months Ended           Year Ended March 31,
                         September 30,   ----------------------------------
                           (Unaudited)       1996         1995         1994**
                             --------    --------     --------     --------
Ratios
(As a percentage of
average daily net
assets)++:
Net expenses (1)                 0.61%+      0.57%        0.54%      0.54%+
Net Expenses after
custodian fee reduction          0.58%+      0.55%          --         --
Net investment income            4.93%+      4.78%        4.73%      4.53%+
Portfolio Turnover                 18%         42%          44%        10%
Net Assets, end of period
(000 omitted)                 $69,647     $80,173      $97,280   $102,948

++ The operating expenses of The Portfolios may reflect a reduction of The investment adviser fee and/or an allocation of expenses to the Investment
   Adviser. Had such actions not been taken, the ratios would have been as follows:

Ratios (As a percentage of
average daily net assets):
Expenses (1)
Net investment income



Supplementary Data (continued)

                                     New York Limited Portfolio
                       ----------------------------------------------------
                     Six Months Ended           Year Ended March 31,
                         September 30,   ----------------------------------
                           (Unaudited)       1996         1995         1994**
                             --------    --------     --------     --------
Ratios
(As a percentage of
average daily net
assets)++:
Net expenses (1)               0.58%+        0.55%        0.52%        0.47%+
Net Expenses after
custodian fee reduction        0.57%+        0.53%          --           --
Net investment income          4.80%+        4.66%        4.79%        4.50%+
Portfolio Turnover               21%           32%          31%           5%
Net Assets, end of period
(000 omitted)              $120,561      $138,728     $173,632     $183,768

++ The operating expenses of The Portfolios may reflect a reduction of The investment adviser fee and/or an allocation of expenses to the Investment Adviser. Had such actions not been taken, the ratios would have been as follows:

Ratios (As a percentage of
average daily net assets):
Expenses (1)
Net investment income



Supplementary Data (continued)

                                      Ohio Limited Portfolio
                       ----------------------------------------------------
                     Six Months Ended             Year Ended March 31,
                         September 30,     --------------------------------
                           (Unaudited)       1996         1995          1994**
                             --------    --------     --------     --------
Ratios
(As a percentage of
average daily net assets)
Net expenses (1)                 0.71%+      0.63%       0.46%         0.00%+
Net Expenses after
custodian fee reduction          0.69%+      0.61%          --           --
Net investment income            5.16%+      5.06%        4.96%        4.68%+
Portfolio Turnover                 17%         47%         120%          33%
Net Assets, end of period
(000 omitted)                 $30,745     $33,529      $39,435      $37,978

++ The operating expenses of The Portfolios may reflect a reduction of The investment adviser fee and/or an allocation of expenses to the Investment Adviser. Had such actions not been taken, the ratios would have been as follows:

Ratios (As a percentage of
average daily net assets):
Expenses (1)                                              0.58%        0.54%+
Net investment income                                     4.84%        4.14%+

+   Annualized.

*   For the period from the start of business, April 16, 1993, to March 31, 1994.

**  For the period from the start of business, May 3, 1993, to March 31, 1994.

(1) The expense ratios for the year ended March 31, 1996, and periods thereafter, have been adjusted to reflect a change in reporting requirements.The new reporting guidelines require each Portfolio to increase its expense ratio by the effect of any offset arrangements with its service providers. The expense ratios for each of the periods ended March 31, 1995 and 1994 have not been  adjusted to reflect this change.

See notes to financial statements




Supplementary Data (Continued)

                                   Pennsylvania Limited Portfolio
                -------------------------------------------------------
                   Six Months Ended           Year Ended March 31,
                 September 30, 1996   ---------------------------------
                         (Unaudited        1996       1995       1994*
                -------------------      ------   --------    --------
Ratios
(As a percentage of
average daily net
assets):
Net expenses (1)               0.63%+       0.58%      0.53%      0.50%+
Net expenses after
custodian fee
reduction (1)                  0.62%+       0.56%        --         --
Net investment income          5.09%+       4.81%      4.77%      4.59%+
Portfolio Turnover               25%          24%        39%        12%
Net Assets, end of period
(000 omitted)               $79,264      $92,194   $113,606   $123,620

+ Annualized.

* For the period from the start of business, May 3, 1993, to March 31, 1994.

(1) The expense ratios for the year ended March 31, 1996, and periods thereafter, have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require each Portfolio to increase its expense ratio by the effect of any offset arrangements with its service providers. The expense ratios for each of the periods ended March 31, 1995 and 1994 have not been adjusted to reflect this change.

See notes to financial statements




Notes to Financial Statements
(Unaudited)

(1) Significant Accounting Policies

California Limited Maturity Municipals Portfolio (California Limited Portfolio), Connecticut Limited Maturity Municipals Portfolio (Connecticut Limited Portfolio), Florida Limited Maturity Municipals Portfolio (Florida Limited Portfolio), Michigan Limited Maturity Municipals Portfolio (Michigan Limited Portfolio), New Jersey Limited Maturity Municipals Portfolio (New Jersey Limited Portfolio), New York Limited Maturity Municipals Portfolio (New York Limited Portfolio), and Ohio Limited Maturity Municipals Portfolio (Ohio Limited Portfolio), collectively the Portfolios, are registered under the Investment Company Act of 1940 as non-diversified open-end management investment companies which were organized as trusts under the laws of the State of New York on May 1, 1992. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies of the Portfolios. The policies are in conformity with generally accepted accounting principles.

A. Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B. Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes.

C. Income Taxes -- The Portfolios are treated as partnerships for Federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

D. Deferred Organization Expenses -- Costs incurred by a Portfolio in connection with its organization are being amortized on the straight-line basis over five years beginning on the date each Portfolio commenced operations.

E. Financial Futures Contracts -- Upon the entering of a financial futures contract, a Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

F. When-issued and Delayed Delivery Transactions -- The Portfolios may engage in When-issued and Delayed Delivery Transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on settlement date.

G. Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce each Portfolio's custodian fees are reflected as a reduction of operating expenses in the Statements of Operations.

H. Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

I. Other -- Investment transactions are accounted for on a trade date basis.

J. Interim Financial Information -- The interim financial statements relating to September 30, 1996 and for the six month period then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolios' management reflect all adjustments consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

(2) Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research
(BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended September 30, 1996, each Portfolio paid advisory fees as follows:

Portfolio                Amount      Effective Rate*
----------           ----------     ---------------
California Limited     $128,123               0.47%
Connecticut Limited      33,271               0.46%
Florida Limited         270,842               0.46%
Massachusetts Limited   205,650               0.46%
Michigan Limited         45,718               0.47%
New Jersey Limited      173,692               0.46%
New York Limited        300,218               0.46%
Ohio Limited             75,224               0.47%
Pennsylvania Limited    200,015               0.47%

To enhance the net income of the Connecticut Limited Portfolio, BMR made a reduction of its fee in the amount of $16,677 for the six months ended September 30, 1996.

Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee. Certain of the officers and Trustees of the Portfolios are officers and directors/trustees of the above organizations.

Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended September 30, 1996, no significant amounts have been deferred.

* Annualized

(3) Investments
Purchases and sales of investments, other than U.S. Government securities and short-term obligations, for the six months ended September 30, 1996 were as follows:

             California     Connecticut       Florida  Massachusetts     Michigan
                Limited         Limited       Limited        Limited      Limited
              Portfolio       Portfolio     Portfolio      Portfolio    Portfolio
        ---------------    ------------     ---------      ---------    ---------
Purchases   $ 9,811,742      $4,681,367   $31,836,410    $26,876,803   $2,664,204
Sales        19,585,647       5,271,602    48,849,046     46,394,716    6,163,875

             New Jersey        New York          Ohio     Pennsylvania
                Limited         Limited       Limited          Limited
              Portfolio       Portfolio     Portfolio        Portfolio
        ---------------    ------------     ---------      -----------
Purchases  $ 12,912,676     $26,377,260    $5,244,592      $21,317,093
Sales        23,491,569      44,229,354     8,943,987       34,158,774



(4) Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at September 30, 1996, as computed on a federal income tax basis, are as follows:


               California     Connecticut       Florida     Massachusetts     Michigan
                  Limited         Limited       Limited           Limited      Limited
                Portfolio       Portfolio     Portfolio         Portfolio    Portfolio
             ------------    ------------    ----------    --------------   ----------
Aggregate
cost         $ 48,626,770    $ 13,652,704  $104,324,918      $ 78,671,495 $ 16,446,546
             ============    ============  ============    ==============   ==========
Gross
unrealized
appreciation   $1,386,454       $ 268,245   $ 2,806,678        $1,661,900     $597,550
Gross
unrealized
depreciation       75,639          38,994       189,941            29,130      109,552
             ------------    ------------    ----------    --------------   ----------
Net
unrealized
appreciation   $1,310,815       $ 229,251    $2,616,737        $1,632,770    $ 487,998
             ============    ============  ============    ==============   ==========



               New Jersey        New York          Ohio      Pennsylvania
                  Limited         Limited       Limited           Limited
                Portfolio       Portfolio     Portfolio         Portfolio
             ------------    ------------  ------------     -------------
Aggregate
cost         $ 66,515,858    $116,927,363  $ 29,124,986      $ 76,000,297
             ============    ============  ============    ==============
Gross
unrealized
appreciation   $1,807,450     $ 1,897,947     $ 752,648       $ 1,962,817
Gross
unrealized
depreciation      189,535         531,519        80,228           268,358
             ------------    ------------  ------------     -------------
Net
unrealized
appreciation   $1,617,915     $ 1,366,428     $ 672,420       $ 1,694,459
             ============    ============  ============    ==============

(5) Line of Credit

The Portfolios participate with other portfolios and funds managed by BMR and EVM in a $120 million unsecured line of credit agreement with a bank, a portion of which is discretionary. Each portfolio may temporarily borrow up to 5% of its total assets to satisfy redemption requests or settle transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the bank's adjusted certificate of deposit rate, a variable adjusted certificate of deposit rate, or a federal funds effective rate.


In addition, a fee computed at an annual rate of 1/4 of 1% on the daily unused portion of the facility is allocated among the participating funds and portfolios at the end of each quarter. At September 30, 1996, the Florida Limited Portfolio, Michigan Limited Portfolio and New Jersey
Limited Portfolio had balances outstanding pursuant to this line of credit of $89,000, $16,000 and $912,000, respectively. The Portfolios did not have any significant borrowings or allocated fees during the six months ended September 30, 1996.

(6) Financial Instruments

The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at September
30, 1996 is as follows:

           Futures Contracts
               Expiration                                Net Unrealized
 Portfolio       Date       Contracts           Position  Depreciation
-----------    -----   ---------------------   ---------  --------------
California
Limited         12/96  50 U.S. Treasury Bonds     Short      $59,676
Connecticut
Limited         12/96  14 U.S. Treasury Bonds     Short       18,335
Florida
Limited         12/96  55 U.S. Treasury Bonds     Short       65,643
Massachusetts
Limited         12/96  40 U.S. Treasry Bonds      Short       47,740
Michigan
Limited         12/96  16 U.S. Treasury Bonds     Short       20,721
New Jersey
Limited         12/96  61 U.S. Treasury Bonds     Short       77,272
New York
Limited         12/96  40 U.S. Treasury Bonds     Short       47,740
Ohio
Limited         12/96  15 U.S. Treasury Bonds     Short       14,246
Pennsylvania
Limited         12/96  50 U.S. Treasury Bonds     Short       59,675



Portfolios
-----------------------------------------------------------
Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President, Trustee

Robert B. MacIntosh
Vice President

Raymond E. Hender
Vice President and Portfolio Manager of Florida, Massachusetts, New York and
Pennsylvania Limited Maturity Municipals Portfolios

James L. O'Connor
Treasurer

Thomas Otis
Secretary


Independent Trustees

Donald R. Dwight
President, Dwight Partners, Inc.
Chairman, Newspaper of New England, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking, Harvard University
Graduate School of Business Administration

Norton H. Reamer
President and Director, United Asset Management Corporation

John L. Thorndike
Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant



Investment Adviser of Limited Maturity Municipals Portfolios

Boston Management and Research
24 Federal Street
Boston, MA 02110

Administrator of EV Traditional Limited Maturity Municipals Funds

Eaton Vance Management
24 Federal Street
Boston, MA 02110

Principal Underwriter

Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260

Custodian

Investors Bank & Trust Company
89 South Street
P.O. Box 1537
Boston, MA 02205-1537

Transfer Agent

First Data Investor Services Group, Inc.
BOS725
P.O. Box 1559
Boston, MA 02104

Auditors

Deloitte & Touche LLP
125 Summer Street
Boston, MA 02110

This report must be preceded or accompanied by a current prospectus which contains more complete information on the Funds, including distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.

Eaton Vance Investment Trust
24 Federal Street
Boston, MA 02110

M-10LTFCSRC-10/96


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